JPMorgan Mortgage-Backed Securities Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 55.1%
FHLMC
Pool # 781087, ARM, 4.35%, 12/1/2033 (a)	35	35
Pool # 1B1665, ARM, 4.82%, 4/1/2034 (a)	13	13
Pool # 782979, ARM, 4.38%, 1/1/2035 (a)	39	39
Pool # 1B2844, ARM, 4.23%, 3/1/2035 (a)	21	21
Pool # 1Q0007, ARM, 6.01%, 12/1/2035 (a)	15	15
Pool # 972200, ARM, 4.16%, 3/1/2036 (a)	36	35
Pool # 1J1380, ARM, 5.28%, 3/1/2036 (a)	9	9
Pool # 1H2618, ARM, 4.21%, 5/1/2036 (a)	30	30
Pool # 1G2557, ARM, 4.35%, 6/1/2036 (a)	44	45
Pool # 1A1085, ARM, 6.02%, 8/1/2036 (a)	27	28
Pool # 1Q0105, ARM, 4.02%, 9/1/2036 (a)	13	13
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (a)	96	95
Pool # 1N0249, ARM, 6.14%, 10/1/2036 (a)	10	10
Pool # 1A1096, ARM, 6.32%, 10/1/2036 (a)	82	83
Pool # 1J1378, ARM, 3.89%, 11/1/2036 (a)	34	34
Pool # 1G2671, ARM, 3.97%, 11/1/2036 (a)	45	44
Pool # 1Q0737, ARM, 3.99%, 11/1/2036 (a)	33	33
Pool # 782760, ARM, 4.30%, 11/1/2036 (a)	52	53
Pool # 1G1386, ARM, 4.19%, 12/1/2036 (a)	17	17
Pool # 1J1516, ARM, 4.07%, 2/1/2037 (a)	19	19
Pool # 1G1555, ARM, 4.66%, 2/1/2037 (a)	11	11
Pool # 1Q0739, ARM, 6.02%, 3/1/2037 (a)	37	38
Pool # 1Q0697, ARM, 5.48%, 5/1/2037 (a)	37	37
Pool # 1G2229, ARM, 4.02%, 9/1/2037 (a)	18	17
Pool # 1K0134, ARM, 4.35%, 10/1/2037 (a)	5	5
Pool # 1Q0722, ARM, 4.55%, 4/1/2038 (a)	21	21
Pool # 1Q0789, ARM, 4.80%, 5/1/2038 (a)	4	4
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	137	137
Pool # C91158, 6.50%, 1/1/2028	67	67
Pool # C91180, 5.50%, 3/1/2028	56	56
Pool # D98938, 4.00%, 2/1/2032	340	335
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	1	1
Pool # C00701, 6.50%, 1/1/2029	13	13
Pool # G03029, 6.00%, 10/1/2029	20	20
Pool # C68485, 7.00%, 7/1/2032	14	14
Pool # G01448, 7.00%, 8/1/2032	25	26
Pool # C75791, 5.50%, 1/1/2033	36	37
Pool # C01735, 4.00%, 10/1/2033	44	43
Pool # A13625, 5.50%, 10/1/2033	142	146
Pool # A16253, 6.00%, 11/1/2033	12	12
Pool # A16843, 6.00%, 12/1/2033	37	38
Pool # A24712, 6.50%, 7/1/2034	18	18
Pool # A28796, 6.50%, 11/1/2034	47	48
Pool # A46417, 7.00%, 4/1/2035	179	188
Pool # A46987, 5.50%, 7/1/2035	307	315

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A80290, 5.00%, 11/1/2035	367	370
Pool # G05713, 6.50%, 12/1/2035	290	302
Pool # A54679, 6.50%, 6/1/2036	14	14
Pool # C02637, 7.00%, 10/1/2036	112	114
Pool # C02660, 6.50%, 11/1/2036	46	48
Pool # G04077, 6.50%, 3/1/2038	89	94
Pool # G05190, 7.50%, 9/1/2038	14	14
Pool # C03466, 5.50%, 3/1/2040	73	75
Pool # A93511, 5.00%, 8/1/2040	560	566
Pool # G06493, 4.50%, 5/1/2041	916	912
Pool # G60039, 3.00%, 4/1/2043	3,717	3,387
Pool # G60105, 5.00%, 6/1/2044	1,265	1,278
Pool # Q37784, 3.50%, 12/1/2045	1,167	1,091
Pool # Q39412, 3.50%, 3/1/2046	468	436
Pool # Q40797, 3.50%, 5/1/2046	1,428	1,333
Pool # Q40922, 3.50%, 6/1/2046	455	425
Pool # Q42079, 3.50%, 7/1/2046	887	826
Pool # V84637, 4.00%, 9/1/2048	422	404
Pool # Q61709, 4.50%, 2/1/2049	1,059	1,044
Pool # Q62088, 4.50%, 2/1/2049	576	575
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	2
Pool # B90491, 7.50%, 1/1/2032	64	66
Pool # WA1626, 3.45%, 8/1/2032	8,514	7,902
Pool # WN1179, 3.85%, 9/1/2032	4,000	3,796
Pool # U80047, 4.00%, 9/1/2032	150	143
Pool # U80068, 3.50%, 10/1/2032	312	300
Pool # U80125, 3.50%, 1/1/2033	930	895
Pool # U80173, 3.50%, 1/1/2033	776	746
Pool # U80265, 3.50%, 4/1/2033	926	890
Pool # L10224, 6.00%, 12/1/2034	103	104
Pool # H00158, 6.00%, 4/1/2036	189	187
Pool # L10291, 6.50%, 11/1/2036	147	151
Pool # P51353, 6.50%, 11/1/2036	98	102
Pool # P50595, 6.50%, 12/1/2036	251	262
Pool # P51361, 6.50%, 12/1/2036	64	66
Pool # G20028, 7.50%, 12/1/2036	73	75
Pool # G80365, 6.50%, 10/17/2038	112	115
Pool # U90690, 3.50%, 6/1/2042	2,559	2,400
Pool # U90975, 4.00%, 6/1/2042	1,572	1,518
Pool # T65101, 4.00%, 10/1/2042	450	419
Pool # U90378, 4.00%, 11/1/2042	2,288	2,210
Pool # U90542, 4.00%, 12/1/2042	753	727
Pool # U91449, 4.00%, 5/1/2043	2,391	2,303
Pool # U99051, 3.50%, 6/1/2043	340	319
Pool # U99134, 4.00%, 1/1/2046	1,384	1,333
Pool # U69030, 4.50%, 1/1/2046	930	923
Pool # U69039, 4.00%, 2/1/2046	2,056	1,981

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 20 Year
Pool # SC0104, 3.50%, 8/1/2035	4,083	3,930
Pool # ZT1675, 3.50%, 4/1/2037	2,356	2,247
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	634	588
Pool # RA1623, 4.00%, 9/1/2049	1,743	1,681
Pool # QA5403, 4.00%, 11/1/2049	788	752
Pool # QA5096, 4.00%, 12/1/2049	1,168	1,115
Pool # QA5982, 4.00%, 12/1/2049	940	897
Pool # RA2008, 4.00%, 1/1/2050	2,410	2,302
Pool # QA7351, 3.00%, 2/1/2050	330	295
Pool # RA2272, 3.50%, 2/1/2050	16,908	15,931
Pool # QB0097, 4.00%, 5/1/2050	677	657
Pool # RA4515, 4.00%, 2/1/2051	5,925	5,638
Pool # RA5276, 2.50%, 5/1/2051	7,416	6,362
Pool # QC2209, 3.50%, 5/1/2051	2,038	1,878
Pool # QC3244, 3.00%, 6/1/2051	3,556	3,165
Pool # QD0369, 3.00%, 11/1/2051 (b)	5,139	4,570
Pool # QE5028, 5.00%, 6/1/2052	1,060	1,047
Pool # QE4140, 5.50%, 6/1/2052	5,744	5,786
Pool # SD1725, 4.00%, 10/1/2052	14,653	13,850
Pool # SD1713, 5.00%, 10/1/2052	9,888	9,808
FNMA
Pool # 54844, ARM, 3.84%, 9/1/2027 (a)	1	1
Pool # 303532, ARM, 4.25%, 3/1/2029 (a)	3	3
Pool # 555258, ARM, 3.65%, 1/1/2033 (a)	36	35
Pool # 686040, ARM, 3.96%, 7/1/2033 (a)	30	30
Pool # 746299, ARM, 4.06%, 9/1/2033 (a)	35	35
Pool # 743546, ARM, 3.73%, 11/1/2033 (a)	111	109
Pool # 766610, ARM, 3.93%, 1/1/2034 (a)	7	7
Pool # 735648, ARM, 3.99%, 2/1/2034 (a)	14	14
Pool # 770377, ARM, 4.39%, 4/1/2034 (a)	15	15
Pool # 751531, ARM, 5.33%, 5/1/2034 (a)	31	30
Pool # 778908, ARM, 5.68%, 6/1/2034 (a)	24	23
Pool # 800422, ARM, 3.46%, 8/1/2034 (a)	113	110
Pool # 735332, ARM, 4.62%, 8/1/2034 (a)	30	29
Pool # 790964, ARM, 3.90%, 9/1/2034 (a)	12	12
Pool # 794797, ARM, 3.54%, 10/1/2034 (a)	34	34
Pool # 803599, ARM, 3.83%, 10/1/2034 (a)	45	44
Pool # 803594, ARM, 3.84%, 10/1/2034 (a)	18	18
Pool # 896463, ARM, 4.48%, 10/1/2034 (a)	86	87
Pool # 735740, ARM, 4.82%, 10/1/2034 (a)	33	32
Pool # 810896, ARM, 6.12%, 1/1/2035 (a)	215	217
Pool # 816594, ARM, 5.78%, 2/1/2035 (a)	9	9
Pool # 735539, ARM, 4.61%, 4/1/2035 (a)	147	149
Pool # 745862, ARM, 4.92%, 4/1/2035 (a)	51	50
Pool # 821378, ARM, 5.04%, 5/1/2035 (a)	35	34
Pool # 821179, ARM, 5.11%, 5/1/2035 (a)	5	5

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 823660, ARM, 5.14%, 5/1/2035 (a)	30	29
Pool # 745766, ARM, 3.99%, 6/1/2035 (a)	23	22
Pool # 832801, ARM, 3.89%, 9/1/2035 (a)	24	23
Pool # 849251, ARM, 5.71%, 1/1/2036 (a)	23	23
Pool # 920843, ARM, 5.00%, 3/1/2036 (a)	347	353
Pool # 872825, ARM, 4.09%, 6/1/2036 (a)	37	37
Pool # 892868, ARM, 4.02%, 7/1/2036 (a)	26	26
Pool # 886558, ARM, 4.02%, 8/1/2036 (a)	31	31
Pool # 920547, ARM, 4.10%, 9/1/2036 (a)	95	94
Pool # 894239, ARM, 4.18%, 10/1/2036 (a)	23	22
Pool # 900191, ARM, 4.33%, 10/1/2036 (a)	17	17
Pool # 902818, ARM, 4.20%, 11/1/2036 (a)	—	—
Pool # 902955, ARM, 4.05%, 12/1/2036 (a)	21	20
Pool # 938346, ARM, 4.03%, 7/1/2037 (a)	13	13
Pool # 995919, ARM, 4.25%, 7/1/2037 (a)	26	26
Pool # AD0085, ARM, 3.44%, 11/1/2037 (a)	26	25
Pool # AD0179, ARM, 4.32%, 12/1/2037 (a)	30	30
Pool # 966946, ARM, 4.29%, 1/1/2038 (a)	11	11
FNMA UMBS, 15 Year
Pool # 995456, 6.50%, 2/1/2024	1	1
Pool # AD0133, 5.00%, 8/1/2024	2	2
Pool # AX7598, 3.00%, 1/1/2030	1,132	1,088
FNMA UMBS, 20 Year
Pool # 889889, 6.50%, 7/1/2024	—	—
Pool # 257055, 6.50%, 12/1/2027	34	35
Pool # AE0049, 6.00%, 9/1/2029	34	35
Pool # MA0602, 3.50%, 12/1/2030	430	417
Pool # AP3582, 3.50%, 8/1/2032	591	570
Pool # AB9830, 3.50%, 7/1/2033	2,992	2,854
Pool # AL6238, 4.00%, 1/1/2035	917	896
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	13	13
Pool # 695533, 8.00%, 6/1/2027	7	7
Pool # 756020, 8.50%, 12/1/2027	3	3
Pool # 527285, 7.00%, 11/1/2028	1	1
Pool # 755973, 8.00%, 11/1/2028	43	44
Pool # 455759, 6.00%, 12/1/2028	7	7
Pool # 776702, 4.50%, 5/1/2029	10	9
Pool # 889020, 6.50%, 11/1/2029	46	48
Pool # 567036, 8.50%, 2/1/2030	18	18
Pool # 598559, 6.50%, 8/1/2031	23	24
Pool # 613000, 7.00%, 11/1/2031	21	21
Pool # 610591, 7.00%, 1/1/2032	30	30
Pool # 788150, 6.00%, 3/1/2032	10	10
Pool # 668825, 7.00%, 8/1/2032	5	5
Pool # 682078, 5.50%, 11/1/2032	143	146
Pool # 668562, 6.00%, 12/1/2032	22	22
Pool # 675555, 6.00%, 12/1/2032	9	10

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AL0045, 6.00%, 12/1/2032	129	133
Pool # 357363, 5.50%, 3/1/2033	181	186
Pool # 674349, 6.00%, 3/1/2033	9	9
Pool # 688625, 6.00%, 3/1/2033	11	11
Pool # 688655, 6.00%, 3/1/2033	4	4
Pool # 695584, 6.00%, 3/1/2033	4	5
Pool # 702901, 6.00%, 5/1/2033	125	130
Pool # 695403, 5.00%, 6/1/2033	79	80
Pool # 995656, 7.00%, 6/1/2033	90	94
Pool # 723852, 5.00%, 7/1/2033	29	29
Pool # 729296, 5.00%, 7/1/2033	87	87
Pool # 726912, 4.00%, 8/1/2033	3	3
Pool # 753696, 4.00%, 8/1/2033	17	17
Pool # 729379, 6.00%, 8/1/2033	16	16
Pool # 726914, 6.50%, 8/1/2033	7	8
Pool # 737825, 6.00%, 9/1/2033	27	27
Pool # AA7943, 4.00%, 10/1/2033	272	263
Pool # 750977, 4.50%, 11/1/2033	18	18
Pool # 725017, 5.50%, 12/1/2033	188	193
Pool # 759424, 5.50%, 1/1/2034	54	55
Pool # 751182, 5.50%, 3/1/2034	37	38
Pool # 751341, 5.50%, 3/1/2034	13	13
Pool # 767378, 5.50%, 3/1/2034	16	16
Pool # 776565, 4.00%, 4/1/2034	143	138
Pool # AC1317, 4.50%, 9/1/2034	117	115
Pool # 820347, 5.00%, 9/1/2035	32	32
Pool # 745281, 6.00%, 1/1/2036	24	25
Pool # 888417, 6.50%, 1/1/2036	45	46
Pool # 833629, 7.00%, 3/1/2036	18	18
Pool # 893268, 6.50%, 8/1/2036	61	62
Pool # 833657, 7.50%, 8/1/2036	10	10
Pool # AA0922, 6.00%, 9/1/2036	139	145
Pool # 878225, 6.50%, 10/1/2036	30	31
Pool # 985683, 8.00%, 10/1/2036	79	83
Pool # 888476, 7.50%, 5/1/2037	21	22
Pool # 945870, 6.50%, 8/1/2037	45	47
Pool # 946338, 7.00%, 9/1/2037	32	33
Pool # 888707, 7.50%, 10/1/2037	65	69
Pool # 889883, 6.50%, 3/1/2038	54	56
Pool # AC9081, 6.50%, 9/1/2038	98	104
Pool # 909236, 7.00%, 9/1/2038	275	295
Pool # 934591, 7.00%, 10/1/2038	37	40
Pool # AB2869, 6.00%, 11/1/2038	202	210
Pool # 995504, 7.50%, 11/1/2038	18	19
Pool # 257510, 7.00%, 12/1/2038	107	116
Pool # AD0753, 7.00%, 1/1/2039	179	194
Pool # 890661, 7.00%, 2/1/2039	748	779
Pool # AD0780, 7.50%, 4/1/2039	363	387

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD6377, 5.50%, 5/1/2040	58	59
Pool # AD4951, 5.00%, 7/1/2040	1,184	1,194
Pool # BM5364, 4.00%, 4/1/2042	1,422	1,375
Pool # AL6839, 5.00%, 4/1/2042	723	731
Pool # AR8128, 3.50%, 3/1/2043	1,114	1,051
Pool # AL8256, 3.00%, 8/1/2043	2,408	2,192
Pool # AZ8089, 4.00%, 7/1/2045	371	358
Pool # BA2343, 4.00%, 9/1/2045	1,708	1,642
Pool # BC9441, 3.50%, 4/1/2046	234	218
Pool # BC6982, 4.00%, 4/1/2046	1,298	1,248
Pool # BD0299, 3.50%, 5/1/2046	347	324
Pool # BC1249, 3.50%, 6/1/2046	239	223
Pool # BD1243, 3.50%, 6/1/2046	461	430
Pool # BD3066, 3.50%, 7/1/2046	542	506
Pool # BD3088, 3.50%, 7/1/2046	351	327
Pool # BD5248, 3.50%, 8/1/2046	1,197	1,116
Pool # BD7764, 3.50%, 9/1/2046	762	710
Pool # BE5870, 3.50%, 1/1/2047	1,774	1,667
Pool # BH4665, 4.00%, 6/1/2047	2,607	2,493
Pool # BH7626, 4.00%, 8/1/2047	1,104	1,056
Pool # BM3500, 4.00%, 9/1/2047	1,529	1,488
Pool # BH7663, 4.00%, 10/1/2047	2,225	2,147
Pool # BJ1778, 4.50%, 10/1/2047	614	605
Pool # BM3044, 4.00%, 11/1/2047	1,842	1,769
Pool # BE8351, 4.00%, 2/1/2048	546	523
Pool # BM3455, 4.50%, 2/1/2048	1,207	1,190
Pool # BK7006, 4.50%, 6/1/2048	395	389
Pool # BD9084, 4.50%, 7/1/2048	1,258	1,240
Pool # BK9303, 4.00%, 8/1/2048	1,364	1,332
Pool # CA4662, 3.50%, 9/1/2048	2,276	2,124
Pool # 890863, 5.00%, 9/1/2048	1,775	1,834
Pool # BN1829, 4.50%, 10/1/2048	936	922
Pool # BN4960, 5.00%, 12/1/2048	421	422
Pool # BM5430, 5.00%, 1/1/2049	2,227	2,234
Pool # BN5013, 5.00%, 1/1/2049	2,293	2,300
Pool # BN6788, 4.50%, 2/1/2049	392	387
Pool # BK0317, 4.00%, 3/1/2049	1,296	1,243
Pool # BO0719, 5.00%, 6/1/2049	1,410	1,411
Pool # BO0721, 5.00%, 6/1/2049	1,296	1,296
Pool # BO0722, 5.00%, 6/1/2049	497	513
Pool # BO4276, 3.50%, 7/1/2049	2,314	2,198
Pool # BO4277, 3.50%, 7/1/2049	3,877	3,676
Pool # BO4280, 4.00%, 7/1/2049	2,279	2,214
Pool # BN8529, 4.50%, 7/1/2049	417	416
Pool # BO3436, 4.50%, 7/1/2049	1,973	1,980
Pool # BO0718, 5.00%, 7/1/2049	1,656	1,661
Pool # BO0720, 5.00%, 7/1/2049	1,526	1,528
Pool # BO2496, 5.00%, 7/1/2049	2,750	2,745

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO2497, 5.00%, 7/1/2049	2,114	2,119
Pool # BO2498, 5.00%, 7/1/2049	2,389	2,411
Pool # BO2499, 5.00%, 7/1/2049	449	462
Pool # BO3408, 5.00%, 7/1/2049	590	587
Pool # BO3749, 4.00%, 8/1/2049	1,789	1,756
Pool # BO3999, 4.00%, 8/1/2049	823	785
Pool # BO2495, 5.00%, 8/1/2049	2,211	2,218
Pool # BK8769, 3.50%, 10/1/2049	1,414	1,312
Pool # CA4363, 4.00%, 10/1/2049	1,155	1,108
Pool # BO2888, 4.00%, 11/1/2049	1,356	1,304
Pool # BO4387, 4.00%, 11/1/2049	1,687	1,617
Pool # FM2526, 4.00%, 12/1/2049	2,698	2,641
Pool # BP1128, 4.00%, 1/1/2050	803	767
Pool # BP1132, 4.00%, 1/1/2050	895	862
Pool # BP1141, 4.00%, 1/1/2050	277	265
Pool # BP1847, 4.50%, 1/1/2050	1,621	1,628
Pool # BP6363, 3.00%, 4/1/2050	5,161	4,609
Pool # BP5296, 3.50%, 4/1/2050	3,263	3,030
Pool # BP5302, 4.00%, 4/1/2050	1,741	1,657
Pool # BP8337, 3.00%, 5/1/2050	4,174	3,838
Pool # CA5729, 3.00%, 5/1/2050	6,028	5,379
Pool # BP8338, 3.00%, 6/1/2050	3,586	3,298
Pool # BK2693, 3.50%, 6/1/2050	763	706
Pool # BP9337, 3.50%, 6/1/2050	3,021	2,921
Pool # BP9950, 3.50%, 6/1/2050	2,668	2,468
Pool # CA6361, 2.50%, 7/1/2050	3,691	3,198
Pool # CA6430, 3.50%, 7/1/2050	5,694	5,273
Pool # BO4410, 3.00%, 8/1/2050	4,267	3,806
Pool # BQ1646, 3.00%, 8/1/2050	3,389	3,066
Pool # FM4311, 3.00%, 8/1/2050	3,614	3,241
Pool # BQ2143, 2.50%, 9/1/2050	9,593	8,237
Pool # BQ4113, 3.00%, 9/1/2050	1,876	1,674
Pool # BQ5586, 3.00%, 10/1/2050	3,269	2,913
Pool # BR0870, 3.50%, 2/1/2051	1,187	1,096
Pool # CB1878, 3.00%, 10/1/2051	4,799	4,270
Pool # FM9961, 3.00%, 12/1/2051	9,326	8,287
Pool # BV3570, 3.00%, 2/1/2052	1,042	929
Pool # FS0917, 3.50%, 2/1/2052	8,855	8,153
Pool # FS0882, 2.50%, 3/1/2052	7,401	6,388
Pool # BV3283, 3.00%, 3/1/2052	8,520	7,571
Pool # FS0957, 3.00%, 3/1/2052	23,131	20,536
Pool # BV3269, 3.50%, 3/1/2052	1,593	1,465
Pool # BV3276, 3.50%, 3/1/2052	3,003	2,762
Pool # CB3025, 3.50%, 3/1/2052	11,482	10,557
Pool # BV9064, 3.50%, 4/1/2052	8,340	7,668
Pool # BW5359, 4.00%, 6/1/2052	2,211	2,107
Pool # BW3203, 5.00%, 6/1/2052	1,187	1,189
Pool # BW4016, 5.00%, 6/1/2052	1,719	1,722

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW4019, 5.00%, 6/1/2052	2,029	2,033
Pool # BW4041, 5.00%, 6/1/2052	995	989
Pool # BV7853, 5.00%, 7/1/2052	2,013	1,985
Pool # BW4042, 5.00%, 7/1/2052	1,800	1,777
Pool # BW5398, 5.00%, 7/1/2052	1,009	1,008
Pool # CB4608, 4.00%, 9/1/2052	8,669	8,192
Pool # CB4587, 4.50%, 9/1/2052	5,563	5,388
Pool # BX2815, 4.50%, 10/1/2052	1,979	1,942
Pool # BW6968, 4.00%, 1/1/2053	2,705	2,557
Pool # BV6797, 4.00%, 3/1/2053	1,164	1,103
Pool # CB5896, 5.00%, 3/1/2053	4,932	4,867
Pool # BX3824, 5.50%, 3/1/2053	6,981	6,993
Pool # BX4315, 5.00%, 4/1/2053	2,632	2,595
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252155, 7.00%, 10/1/2028	12	12
Pool # 252334, 6.50%, 2/1/2029	42	43
Pool # 252409, 6.50%, 3/1/2029	38	39
Pool # 535442, 8.50%, 6/1/2030	—	—
Pool # 653815, 7.00%, 2/1/2033	12	12
Pool # 752786, 6.00%, 9/1/2033	25	25
Pool # 954255, 6.50%, 8/1/2037	337	345
Pool # 931717, 6.50%, 8/1/2039	184	187
Pool # CA3030, 4.50%, 1/1/2049	5,146	4,989
Pool # CA4047, 4.00%, 8/1/2049	5,798	5,463
Pool # CA4520, 3.50%, 11/1/2049	4,495	4,144
Pool # CB4014, 4.50%, 7/1/2052	986	945
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	902	863
Pool # AN4571, 3.07%, 2/1/2027	1,630	1,550
Pool # AM8745, 2.81%, 5/1/2027	1,565	1,468
Pool # AM8987, 2.79%, 6/1/2027	845	792
Pool # BS8207, 4.81%, 4/1/2028	2,993	3,040
Pool # 109421, 3.75%, 9/1/2028	1,876	1,817
Pool # BL0920, 3.82%, 9/1/2028	2,368	2,305
Pool # BL0819, 3.95%, 12/1/2028	5,075	4,965
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,691
Pool # AN4349, 3.35%, 1/1/2029	2,954	2,793
Pool # BS5292, 2.53%, 5/1/2029	22,121	19,850
Pool # BS7764, 4.08%, 5/1/2029	2,207	2,171
Pool # AN5989, 3.21%, 7/1/2029	2,861	2,677
Pool # AN8154, 3.17%, 2/1/2030	6,148	5,745
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,915
Pool # BS7348, 5.08%, 2/1/2030	6,000	6,226
Pool # AN6878, 3.11%, 4/1/2030	872	809
Pool # BS6827, 4.19%, 5/1/2030	3,977	3,930
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,481
Pool # BS8426, 4.28%, 9/1/2030	9,000	8,900

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5389, 3.03%, 11/1/2030	11,240	10,275
Pool # AN0099, 3.28%, 11/1/2030	6,677	6,221
Pool # BS8033, 4.43%, 11/1/2030	5,634	5,626
4.61%, 11/1/2030 ‡ (b)	6,000	5,989
Pool # BS7750, 4.24%, 12/1/2030	4,000	3,947
Pool # BS7571, 4.59%, 12/1/2030	5,582	5,639
Pool # BS6828, 4.07%, 1/1/2031	5,033	4,907
Pool # BS7882, 4.56%, 1/1/2031	3,575	3,601
Pool # BS8200, 4.74%, 1/1/2031	4,043	4,117
Pool # BS5378, 3.45%, 4/1/2031	2,500	2,339
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,310
Pool # AN1676, 2.99%, 5/1/2031	3,719	3,407
Pool # BS7884, 4.03%, 5/1/2031	5,355	5,199
Pool # AI2479, 5.00%, 5/1/2031	110	110
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,275
Pool # BS7362, 5.14%, 6/1/2031	4,000	4,135
Pool # BS2422, 1.67%, 7/1/2031	12,000	9,720
Pool # AN2456, 2.74%, 8/1/2031	913	816
Pool # BS7268, 5.05%, 8/1/2031	2,000	2,075
Pool # BS2898, 1.56%, 9/1/2031	20,203	16,150
Pool # BS4279, 2.00%, 9/1/2031	6,722	5,637
Pool # BS8183, 4.74%, 9/1/2031	4,884	4,964
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,179
Pool # BS6765, 4.24%, 11/1/2031	4,238	4,163
Pool # BS4525, 1.94%, 1/1/2032	8,500	6,976
Pool # BS4030, 1.96%, 1/1/2032	10,000	8,307
Pool # BS4315, 1.98%, 1/1/2032	16,418	13,589
Pool # BS4142, 2.13%, 1/1/2032	7,814	6,620
Pool # AN3104, 2.75%, 2/1/2032	9,213	8,311
Pool # BL1054, 4.25%, 2/1/2032	1,708	1,661
Pool # BM7037, 1.75%, 3/1/2032 (a)	19,191	15,720
Pool # BS4654, 2.39%, 3/1/2032	4,892	4,202
Pool # BS5130, 2.55%, 4/1/2032	4,904	4,280
Pool # BS5193, 2.62%, 4/1/2032	8,053	7,002
Pool # BS5259, 2.84%, 4/1/2032	10,000	8,877
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,263
Pool # BS5452, 3.09%, 5/1/2032	9,070	8,161
Pool # BS5643, 3.62%, 5/1/2032	3,543	3,333
Pool # BS6091, 3.68%, 7/1/2032	2,184	2,059
Pool # BS6195, 4.12%, 7/1/2032	4,911	4,795
Pool # BS4203, 2.36%, 8/1/2032	6,000	5,066
Pool # AN6123, 3.06%, 8/1/2032	800	722
Pool # BS6301, 3.67%, 8/1/2032	21,407	20,179
Pool # BS6611, 3.72%, 8/1/2032	8,912	8,465
Pool # BS6425, 3.88%, 8/1/2032	6,163	5,924
Pool # BS6269, 4.03%, 8/1/2032	1,790	1,736
Pool # BS7247, 5.19%, 8/1/2032	4,000	4,188
Pool # BS6335, 3.75%, 9/1/2032	8,240	7,827

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6331, 3.76%, 9/1/2032	7,700	7,288
Pool # BS6440, 3.78%, 9/1/2032	8,185	7,781
Pool # BS6339, 3.80%, 9/1/2032	11,723	11,132
Pool # BS6697, 4.12%, 9/1/2032	4,340	4,247
Pool # BS6698, 4.12%, 9/1/2032	6,885	6,734
Pool # AN6651, 2.94%, 10/1/2032	626	571
Pool # BS6398, 3.87%, 10/1/2032	1,233	1,180
Pool # BS6756, 3.89%, 10/1/2032	2,000	1,898
Pool # BS6995, 4.18%, 11/1/2032	5,080	4,964
Pool # BS6849, 4.23%, 11/1/2032	3,972	3,911
Pool # BS7006, 4.79%, 11/1/2032	4,655	4,748
Pool # BS6994, 4.85%, 11/1/2032	2,000	2,051
Pool # BS7223, 5.09%, 11/1/2032	4,000	4,176
Pool # BS7292, 5.60%, 11/1/2032	2,567	2,751
Pool # BS7001, 4.36%, 12/1/2032	6,105	6,051
Pool # BS8052, 4.38%, 12/1/2032	8,383	8,295
Pool # BS7090, 4.45%, 12/1/2032	6,430	6,415
Pool # BS7095, 4.80%, 12/1/2032	3,881	3,964
Pool # BS7320, 4.88%, 12/1/2032	12,000	12,327
Pool # BS7318, 4.94%, 12/1/2032	1,492	1,541
Pool # BS7182, 5.11%, 12/1/2032	6,000	6,272
Pool # BS7267, 5.18%, 12/1/2032	2,380	2,500
Pool # AD8548, 5.50%, 1/1/2033	141	139
Pool # AR7484, 3.50%, 2/1/2033	706	679
Pool # BS8335, 4.62%, 2/1/2033	2,995	3,020
Pool # BS8334, 4.71%, 3/1/2033	4,908	4,966
Pool # BS7371, 5.02%, 3/1/2033	1,020	1,055
Pool # BS8288, 4.39%, 4/1/2033	4,484	4,457
Pool # BS8223, 4.50%, 4/1/2033	4,030	4,040
Pool # BS8256, 4.53%, 4/1/2033	6,583	6,613
Pool # BS8147, 4.72%, 4/1/2033	3,698	3,754
Pool # BS2088, 2.02%, 5/1/2033	6,288	5,147
Pool # BS8185, 4.17%, 5/1/2033	5,000	4,880
Pool # BS8238, 4.19%, 5/1/2033	1,704	1,666
Pool # BS8213, 4.22%, 5/1/2033	10,125	9,926
Pool # BS8203, 4.24%, 5/1/2033	3,150	3,093
Pool # BS8284, 4.43%, 5/1/2033	10,005	9,977
Pool # BS8152, 4.55%, 5/1/2033	1,987	2,001
Pool # AT7117, 3.50%, 6/1/2033	873	837
Pool # BS8280, 4.30%, 6/1/2033 ‡ (b)	4,560	4,486
Pool # BS8703, 4.48%, 6/1/2033 ‡ (b)	5,000	5,007
Pool # BS8204, 4.67%, 6/1/2033 ‡ (b)	7,001	7,102
Pool # BS2389, 1.86%, 7/1/2033	18,000	14,180
Pool # BS2933, 1.82%, 9/1/2033	9,632	7,551
Pool # 754922, 5.50%, 9/1/2033	25	25
Pool # BS3445, 1.88%, 10/1/2033	9,694	7,856
Pool # BL0466, 3.69%, 10/1/2033	3,000	2,826
Pool # 109738, 3.78%, 10/1/2033	4,825	4,577

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS3315, 1.82%, 11/1/2033	23,000	18,014
Pool # 762520, 4.00%, 11/1/2033	119	115
Pool # BS4163, 2.04%, 1/1/2034	9,663	7,889
Pool # BS4484, 2.16%, 1/1/2034	5,625	4,585
Pool # BS4911, 2.49%, 4/1/2034	3,919	3,306
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,398
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,768
Pool # BS5237, 2.86%, 4/1/2034	9,007	7,737
Pool # BS7836, 4.75%, 4/1/2034	3,373	3,403
Pool # BS8440, 4.39%, 8/1/2034	6,400	6,300
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,778
Pool # BS6427, 3.75%, 9/1/2034	9,130	8,488
Pool # BS7816, 4.45%, 9/1/2034	3,698	3,634
Pool # BS8685, 4.72%, 2/1/2035 ‡ (b)	5,305	5,282
Pool # BS8567, 4.47%, 5/1/2035	2,600	2,574
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,791
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,559
Pool # 847108, 6.50%, 10/1/2035	51	51
Pool # 881628, 5.00%, 1/1/2036	7	7
Pool # 256128, 6.00%, 2/1/2036	7	7
Pool # BS7254, 5.42%, 3/1/2036	1,962	2,023
Pool # 868763, 6.50%, 4/1/2036	7	7
Pool # 872740, 6.50%, 6/1/2036	30	30
Pool # BS4039, 2.37%, 12/1/2036	10,000	7,668
Pool # BS4040, 2.37%, 12/1/2036	11,965	9,174
Pool # 256651, 6.00%, 3/1/2037	14	14
Pool # 888408, 6.00%, 3/1/2037	28	28
Pool # 888373, 7.00%, 3/1/2037	31	32
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,398
Pool # BS5763, 3.87%, 6/1/2037	8,000	7,313
Pool # 888796, 6.00%, 9/1/2037	91	92
Pool # 888698, 7.00%, 10/1/2037	42	44
Pool # AN7345, 3.21%, 11/1/2037	8,069	7,254
Pool # AN0304, 3.44%, 11/1/2037	1,568	1,447
Pool # BS6588, 4.18%, 4/1/2038	2,096	1,934
Pool # 257172, 5.50%, 4/1/2038	17	17
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	238	224
Pool # AL2606, 4.00%, 3/1/2042	130	121
Pool # AO6757, 4.00%, 6/1/2042	976	942
Pool # AO7225, 4.00%, 7/1/2042	608	587
Pool # AO9352, 4.00%, 7/1/2042	434	418
Pool # AO9353, 4.00%, 7/1/2042	518	500
Pool # AP0838, 4.00%, 7/1/2042	3,074	2,965
Pool # MA1125, 4.00%, 7/1/2042	233	224
Pool # MA1177, 3.50%, 9/1/2042	332	311
Pool # MA1178, 4.00%, 9/1/2042	682	658
Pool # MA1213, 3.50%, 10/1/2042	1,584	1,484

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AR1397, 3.00%, 1/1/2043	766	700
Pool # AB8517, 3.00%, 2/1/2043	345	315
Pool # MA1373, 3.50%, 3/1/2043	1,760	1,649
Pool # MA1437, 3.50%, 5/1/2043	511	479
Pool # MA1442, 4.00%, 5/1/2043	1,237	1,193
Pool # MA1463, 3.50%, 6/1/2043	873	818
Pool # MA1552, 3.00%, 8/1/2043	605	547
Pool # MA1582, 3.50%, 9/1/2043	115	108
Pool # MA2434, 3.50%, 9/1/2045	628	590
Pool # MA2493, 3.50%, 12/1/2045	127	119
Pool # BC1157, 3.50%, 1/1/2046	566	535
Pool # MA2545, 3.50%, 2/1/2046	208	195
Pool # AS6970, 3.50%, 4/1/2046	1,383	1,299
Pool # BC8400, 3.50%, 5/1/2046	348	326
Pool # AS7424, 3.50%, 6/1/2046	830	779
Pool # MA2658, 3.50%, 6/1/2046	3,645	3,422
Pool # BF0491, 3.50%, 12/1/2054	15,176	14,208
Pool # BF0557, 2.50%, 12/1/2055	6,713	5,774
Pool # BF0141, 5.50%, 9/1/2056	7,929	8,196
Pool # BF0230, 5.50%, 1/1/2058	6,848	7,057
Pool # BF0271, 5.50%, 5/1/2058	4,007	4,104
Pool # BF0340, 5.00%, 1/1/2059	7,359	7,522
Pool # BF0464, 3.50%, 3/1/2060	5,252	4,825
Pool # BF0507, 3.00%, 9/1/2060	3,253	2,799
Pool # BM7075, 3.00%, 3/1/2061	4,628	4,044
Pool # BF0560, 2.50%, 9/1/2061	10,802	8,936
Pool # BF0562, 3.50%, 9/1/2061	9,083	8,289
Pool # BF0577, 2.50%, 12/1/2061 (b)	5,336	4,414
Pool # BF0583, 4.00%, 12/1/2061	4,551	4,299
Pool # BF0586, 5.00%, 12/1/2061	3,742	3,697
Pool # BF0617, 2.50%, 3/1/2062 (b)	12,663	10,453
Pool # BF0604, 3.50%, 3/1/2062	4,087	3,730
Pool # BF0654, 3.00%, 6/1/2062	7,845	6,855
GNMA I, 30 Year
Pool # 628407, 6.50%, 11/15/2023	—	—
Pool # 441957, 6.38%, 8/15/2026	11	11
Pool # 780653, 6.50%, 10/15/2027	110	112
Pool # 450038, 7.50%, 7/15/2028	4	4
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 556255, 6.50%, 10/15/2031	28	29
Pool # 569568, 6.50%, 1/15/2032	111	115
Pool # 611453, 7.00%, 4/15/2032	8	8
Pool # 569423, 7.00%, 5/15/2032	25	26
Pool # 591882, 6.50%, 7/15/2032	16	16
Pool # 552665, 7.00%, 7/15/2032	24	24
Pool # 782032, 7.00%, 10/15/2032	60	62
Pool # 591420, 7.50%, 1/15/2033	16	16

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 607645, 6.50%, 2/15/2033	13	14
Pool # 604168, 6.50%, 4/15/2033	11	11
Pool # 615786, 7.00%, 5/15/2033	9	9
Pool # 781614, 7.00%, 6/15/2033	28	29
Pool # 638733, 7.00%, 3/15/2037	145	148
Pool # 759537, 3.49%, 1/15/2041	1,055	1,027
Pool # 759561, 3.49%, 1/15/2041	150	145
Pool # 759374, 3.49%, 2/15/2041	1,016	990
Pool # 762703, 3.49%, 2/15/2041	474	461
Pool # 762954, 2.99%, 3/15/2041	200	193
Pool # 763239, 2.99%, 3/15/2041	158	154
Pool # 762751, 3.49%, 3/15/2041	1,242	1,209
Pool # 762953, 3.49%, 3/15/2041	717	698
Pool # 762973, 3.49%, 3/15/2041	201	195
Pool # 763140, 3.13%, 4/15/2041	116	114
Pool # 763021, 3.49%, 4/15/2041	141	136
Pool # 763180, 3.49%, 4/15/2041	63	61
Pool # 380437, 3.13%, 5/15/2041	114	112
Pool # 770881, 3.13%, 5/15/2041	114	112
Pool # 763366, 3.49%, 5/15/2041	56	54
Pool # 770909, 2.99%, 6/15/2041	268	260
Pool # 380436, 3.38%, 6/15/2041	310	306
Pool # 770754, 3.38%, 6/15/2041	346	341
Pool # 770879, 3.38%, 6/15/2041	82	79
Pool # AT7652, 4.00%, 8/15/2046	1,089	1,062
Pool # 784450, 4.00%, 2/15/2048	4,305	4,144
Pool # BI6468, 5.00%, 12/15/2048	2,596	2,620
Pool # BM1750, 5.00%, 4/15/2049	1,499	1,513
Pool # BM4206, 5.00%, 4/15/2049	1,360	1,386
Pool # BM4207, 5.00%, 4/15/2049	771	780
Pool # BM4208, 5.00%, 4/15/2049	3,299	3,347
Pool # BM1957, 5.00%, 5/15/2049	2,140	2,160
Pool # BN4051, 5.00%, 6/15/2049	2,916	2,971
Pool # BN4052, 5.00%, 6/15/2049	3,245	3,285
Pool # BN4053, 5.00%, 6/15/2049	4,172	4,247
Pool # BM9691, 4.50%, 7/15/2049	3,179	3,149
Pool # BM2141, 5.00%, 7/15/2049	1,666	1,704
Pool # BM2163, 5.00%, 7/15/2049	2,734	2,800
Pool # BM2281, 5.00%, 7/15/2049	2,665	2,675
Pool # BM2305, 5.00%, 8/15/2049	1,496	1,525
Pool # BV2390, 3.50%, 7/15/2050	1,417	1,370
Pool # BW7021, 3.50%, 8/15/2050	3,839	3,713
Pool # BW7044, 3.50%, 9/15/2050	3,968	3,838
Pool # BW7064, 3.50%, 10/15/2050	1,796	1,737
Pool # BY7857, 3.50%, 11/15/2050	1,264	1,222
Pool # BY7874, 3.50%, 12/15/2050	1,043	1,008
Pool # CA3251, 3.50%, 12/15/2050	1,155	1,118
Pool # BY7887, 3.50%, 1/15/2051	2,938	2,842

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA3320, 3.50%, 1/15/2051	1,566	1,515
Pool # CA3304, 3.50%, 2/15/2051	1,140	1,103
Pool # CE2513, 3.50%, 5/15/2051	1,153	1,074
Pool # CO1898, 5.50%, 7/15/2052	4,922	5,073
Pool # CO1926, 5.00%, 10/15/2052	4,297	4,389
Pool # CR2385, 5.50%, 4/15/2053	3,651	3,763
GNMA II
Pool # CG8187, ARM, 6.07%, 8/20/2071 (a)	9,480	9,656
Pool # CH2658, ARM, 6.11%, 9/20/2071 (a)	4,747	4,845
Pool # CH4939, ARM, 6.01%, 10/20/2071 (a)	3,318	3,372
Pool # CJ6767, ARM, 5.93%, 11/20/2071 (a)	9,882	10,012
Pool # CJ7141, ARM, 6.04%, 11/20/2071 (a)	4,456	4,538
Pool # CJ9640, ARM, 6.11%, 11/20/2071 (a)	10,760	10,986
Pool # CE5557, ARM, 6.21%, 11/20/2071 (a)	10,143	10,430
Pool # CE5553, ARM, 6.22%, 11/20/2071 (a)	11,852	12,191
Pool # CK2767, ARM, 6.24%, 12/20/2071 (a)	8,972	9,239
Pool # CJ7149, ARM, 6.28%, 12/20/2071 (a)	5,554	5,721
Pool # 786556, 4.64%, 1/20/2073 (a)	8,017	7,708
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 737076, 6.50%, 10/20/2033	88	89
Pool # 616732, 6.50%, 9/20/2034	79	78
Pool # 748766, 6.50%, 1/20/2039	37	36
Pool # 752496, 6.50%, 1/20/2039	80	82
Pool # 783389, 6.00%, 8/20/2039	448	471
Pool # 783444, 5.50%, 9/20/2039	92	94
Pool # 742853, 3.88%, 4/20/2040	1,286	1,223
Pool # 742810, 3.88%, 6/20/2040	1,193	1,134
Pool # 742801, 3.88%, 8/20/2040	354	337
Pool # 742876, 3.25%, 11/20/2040	1,010	931
Pool # 742878, 3.88%, 11/20/2040	4,273	4,063
Pool # BZ8504, 2.50%, 12/20/2040	935	818
Pool # 742883, 3.25%, 2/20/2041	1,958	1,834
Pool # 742885, 3.75%, 2/20/2041	144	137
Pool # 742884, 3.88%, 2/20/2041	2,156	2,051
Pool # 751810, 3.50%, 3/20/2041	742	693
Pool # BZ1781, 4.50%, 5/20/2041	606	597
Pool # BZ1778, 4.00%, 10/20/2041	517	504
Pool # BZ1774, 3.50%, 12/20/2041	1,327	1,231
Pool # BZ1664, 4.00%, 12/20/2042	890	867
Pool # BZ1780, 4.50%, 10/20/2043	881	867

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AE8053, 4.00%, 12/20/2043	728	705
Pool # BZ1770, 3.00%, 6/20/2044	2,186	1,971
Pool # BZ1661, 3.50%, 8/20/2044	1,087	1,017
Pool # BZ1773, 3.50%, 9/20/2044	2,179	2,048
Pool # AJ9020, 4.50%, 10/20/2044	136	132
Pool # 783967, 4.25%, 12/20/2044	1,831	1,798
Pool # BZ1777, 4.00%, 3/20/2045	568	551
Pool # BY6444, 2.50%, 11/20/2045	824	718
Pool # BZ8502, 2.50%, 12/20/2045	1,532	1,332
Pool # BZ8503, 2.50%, 12/20/2045	1,029	894
Pool # AK8803, 4.00%, 3/20/2046	917	889
Pool # BZ1663, 4.00%, 7/20/2046	1,324	1,282
Pool # AS8110, 3.75%, 8/20/2046	2,058	1,959
Pool # AY2378, 3.25%, 2/20/2047	273	254
Pool # AY2381, 4.25%, 7/20/2047	1,010	978
Pool # BZ1769, 3.00%, 8/20/2047	1,893	1,708
Pool # BZ1654, 3.00%, 9/20/2047	712	643
Pool # AY2388, 4.25%, 9/20/2047	3,304	3,200
Pool # BD3185, 4.00%, 10/20/2047	9,415	8,979
Pool # BZ1660, 3.50%, 11/20/2047	1,808	1,677
Pool # BZ1772, 3.50%, 11/20/2047	4,169	3,866
Pool # BZ1776, 4.00%, 11/20/2047	1,963	1,902
Pool # AY2392, 4.25%, 11/20/2047	3,836	3,714
Pool # BE4662, 4.00%, 12/20/2047	12,648	12,314
Pool # BB8795, 4.00%, 1/20/2048	2,702	2,569
Pool # AY2395, 4.25%, 1/20/2048	2,519	2,439
Pool # AY2404, 4.25%, 5/20/2048	3,756	3,627
Pool # BG6360, 5.00%, 5/20/2048	2,422	2,465
Pool # BF2645, 5.50%, 5/20/2048	500	504
Pool # AY2405, 4.25%, 6/20/2048	4,819	4,654
Pool # BD0531, 5.00%, 6/20/2048	672	676
Pool # BD0532, 5.00%, 6/20/2048	613	610
Pool # BF2971, 5.00%, 6/20/2048	1,032	1,030
Pool # AY2407, 4.25%, 7/20/2048	1,916	1,850
Pool # AY2408, 4.50%, 7/20/2048	870	851
Pool # BG7397, 4.50%, 7/20/2048	1,151	1,131
Pool # BF3017, 5.00%, 7/20/2048	962	963
Pool # AY2409, 4.25%, 8/20/2048	1,647	1,587
Pool # AY2410, 4.50%, 8/20/2048	1,005	982
Pool # BD0550, 5.00%, 8/20/2048	1,276	1,281
Pool # BG7389, 5.00%, 8/20/2048	1,032	1,037
Pool # BG7391, 5.00%, 8/20/2048	978	984
Pool # AY2412, 4.50%, 9/20/2048	4,530	4,427
Pool # 784626, 4.50%, 10/20/2048	488	478
Pool # BI4488, 4.50%, 11/20/2048	977	956
Pool # BK2585, 5.00%, 11/20/2048	536	538
Pool # BK2586, 5.00%, 11/20/2048	469	472
Pool # BI6431, 4.50%, 12/20/2048	1,796	1,771

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BI6669, 4.50%, 12/20/2048	1,666	1,647
Pool # BH3133, 5.00%, 12/20/2048	2,389	2,379
Pool # BJ7083, 5.00%, 12/20/2048	150	149
Pool # BJ7084, 5.00%, 12/20/2048	1,459	1,471
Pool # BK7169, 5.00%, 12/20/2048	1,021	1,025
Pool # BJ1334, 5.00%, 1/20/2049	1,665	1,658
Pool # BJ9641, 5.00%, 1/20/2049	1,348	1,373
Pool # BJ9642, 5.00%, 1/20/2049	956	976
Pool # BJ9824, 4.50%, 2/20/2049	2,184	2,134
Pool # BJ9825, 4.50%, 2/20/2049	1,008	985
Pool # BK7188, 4.50%, 2/20/2049	1,279	1,257
Pool # BJ9630, 5.00%, 2/20/2049	536	536
Pool # BJ9633, 5.00%, 2/20/2049	786	785
Pool # BK7189, 5.00%, 2/20/2049	1,287	1,297
Pool # BK7198, 4.50%, 3/20/2049	938	913
Pool # BL6765, 5.50%, 5/20/2049	1,796	1,822
Pool # BN0907, 4.50%, 6/20/2049	960	938
Pool # BN1498, 5.00%, 6/20/2049	1,960	1,952
Pool # BN1499, 5.00%, 6/20/2049	2,224	2,242
Pool # BN1500, 5.50%, 6/20/2049	699	703
Pool # BN2627, 4.00%, 7/20/2049	2,085	1,992
Pool # BN2628, 4.00%, 7/20/2049	2,386	2,279
Pool # BO0521, 4.00%, 7/20/2049	496	478
Pool # BM9692, 4.50%, 7/20/2049	838	817
Pool # BN0879, 5.00%, 7/20/2049	327	326
Pool # BO3160, 5.00%, 7/20/2049	770	778
Pool # BP4237, 5.00%, 7/20/2049	716	724
Pool # BP4238, 5.00%, 7/20/2049	458	469
Pool # BP4240, 5.00%, 7/20/2049	675	690
Pool # BP4241, 5.00%, 7/20/2049	1,009	1,031
Pool # BP4242, 5.00%, 7/20/2049	480	495
Pool # BL9354, 4.00%, 8/20/2049	1,239	1,182
Pool # BM2327, 4.00%, 8/20/2049	553	524
Pool # BM2418, 4.00%, 8/20/2049	1,247	1,216
Pool # BN0884, 4.00%, 8/20/2049	489	467
Pool # BN0889, 4.50%, 8/20/2049	219	213
Pool # BN7048, 4.50%, 8/20/2049	2,799	2,729
Pool # BN7049, 4.50%, 8/20/2049	3,659	3,592
Pool # BN0890, 5.00%, 8/20/2049	509	510
Pool # BN0891, 5.00%, 8/20/2049	361	360
Pool # BN0893, 5.00%, 8/20/2049	568	568
Pool # BO3257, 5.00%, 8/20/2049	768	775
Pool # BP4290, 5.00%, 8/20/2049	702	704
Pool # BP4291, 5.00%, 8/20/2049	625	623
Pool # BP4292, 5.00%, 8/20/2049	1,915	1,923
Pool # BP4293, 5.00%, 8/20/2049	1,394	1,400
Pool # BP4294, 5.00%, 8/20/2049	675	685
Pool # BN0896, 4.00%, 9/20/2049	1,393	1,328

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BI0930, 4.50%, 9/20/2049	1,678	1,699
Pool # BM9714, 4.50%, 9/20/2049	601	599
Pool # 784810, 5.00%, 9/20/2049	3,789	3,770
Pool # AC2995, 5.00%, 9/20/2049	2,397	2,452
Pool # BP2853, 5.00%, 9/20/2049	1,365	1,368
Pool # BP8644, 5.00%, 9/20/2049	1,214	1,217
Pool # BP8645, 5.00%, 9/20/2049	542	542
Pool # BQ3138, 4.00%, 10/20/2049	838	800
Pool # AC2994, 4.50%, 10/20/2049	768	765
Pool # BQ9513, 3.50%, 11/20/2049	1,356	1,272
Pool # BQ3791, 4.00%, 11/20/2049	1,447	1,376
Pool # BR2638, 4.00%, 11/20/2049	393	375
Pool # 784847, 4.50%, 11/20/2049	3,637	3,534
Pool # BP2896, 4.50%, 11/20/2049	1,441	1,429
Pool # BP7772, 4.50%, 11/20/2049	351	351
Pool # BP8665, 4.50%, 11/20/2049	519	507
Pool # BP8666, 4.50%, 11/20/2049	1,224	1,196
Pool # BP8667, 5.00%, 11/20/2049	615	617
Pool # BP8668, 5.00%, 11/20/2049	369	368
Pool # BR1542, 5.00%, 11/20/2049	946	946
Pool # BP8669, 5.50%, 11/20/2049	243	243
Pool # BP7668, 3.50%, 12/20/2049	5,898	5,554
Pool # BP7795, 3.50%, 12/20/2049	1,637	1,537
Pool # BP8670, 3.50%, 12/20/2049	848	792
Pool # BL9372, 4.00%, 12/20/2049	772	735
Pool # BP5516, 4.00%, 12/20/2049	868	842
Pool # BP8672, 4.00%, 12/20/2049	696	664
Pool # BP8673, 4.00%, 12/20/2049	921	879
Pool # BP8674, 4.00%, 12/20/2049	1,131	1,080
Pool # BQ3790, 4.00%, 12/20/2049	4,281	4,005
Pool # BJ9866, 4.50%, 12/20/2049	2,639	2,578
Pool # BL9374, 4.50%, 12/20/2049	143	143
Pool # BP8676, 4.50%, 12/20/2049	781	764
Pool # BP8677, 4.50%, 12/20/2049	1,713	1,674
Pool # BP8678, 5.00%, 12/20/2049	1,000	1,002
Pool # BP8679, 5.50%, 12/20/2049	778	781
Pool # BP8021, 3.50%, 1/20/2050	1,805	1,722
Pool # BP8681, 3.50%, 1/20/2050	1,479	1,372
Pool # BL9379, 4.00%, 1/20/2050	2,290	2,175
Pool # BP8682, 4.00%, 1/20/2050	1,204	1,150
Pool # BP8683, 4.00%, 1/20/2050	998	953
Pool # BT0281, 4.00%, 1/20/2050	3,266	3,222
Pool # BP8688, 4.50%, 1/20/2050	2,171	2,122
Pool # BR0539, 4.50%, 1/20/2050	2,644	2,621
Pool # BP8020, 3.50%, 2/20/2050	991	947
Pool # BP8022, 3.50%, 2/20/2050	1,614	1,535
Pool # BQ1338, 4.00%, 2/20/2050	4,058	3,857
Pool # BQ7054, 4.00%, 2/20/2050	2,326	2,222

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8384, 5.00%, 2/20/2050	1,362	1,370
Pool # BS8400, 3.00%, 3/20/2050	4,806	4,325
Pool # BT0397, 3.00%, 3/20/2050	762	685
Pool # BQ4110, 3.50%, 3/20/2050	5,282	5,114
Pool # BS5879, 3.50%, 3/20/2050	1,055	985
Pool # BS8411, 3.50%, 3/20/2050	3,875	3,618
Pool # BT0399, 3.50%, 3/20/2050	1,002	929
Pool # BT3628, 3.50%, 3/20/2050	1,769	1,709
Pool # BT3629, 3.50%, 3/20/2050	753	726
Pool # BT8043, 3.50%, 3/20/2050	1,280	1,200
Pool # BT8044, 3.50%, 3/20/2050	3,136	2,940
Pool # BT8045, 3.50%, 3/20/2050	4,011	3,745
Pool # BT8046, 3.50%, 3/20/2050	5,261	4,921
Pool # BT8047, 3.50%, 3/20/2050	3,565	3,394
Pool # BT8048, 3.50%, 3/20/2050	3,227	3,117
Pool # BS5873, 4.00%, 3/20/2050	459	436
Pool # BS5874, 4.00%, 3/20/2050	2,699	2,574
Pool # BQ7064, 3.50%, 4/20/2050	814	760
Pool # BT3736, 3.50%, 4/20/2050	2,022	1,887
Pool # BU3072, 5.00%, 4/20/2050	717	731
Pool # BQ4098, 3.00%, 5/20/2050	7,370	6,641
Pool # BR3899, 3.00%, 5/20/2050	998	900
Pool # BT4019, 3.00%, 5/20/2050	3,494	3,144
Pool # BQ7069, 3.25%, 5/20/2050	1,920	1,759
Pool # BQ7083, 3.25%, 5/20/2050	459	418
Pool # BS7609, 3.50%, 5/20/2050	3,729	3,458
Pool # BT3843, 3.50%, 5/20/2050	1,627	1,536
Pool # BQ7073, 4.00%, 5/20/2050	175	166
Pool # BV2935, 4.50%, 5/20/2050	797	807
Pool # BV6609, 4.50%, 5/20/2050	367	368
Pool # BV6631, 4.50%, 5/20/2050	1,239	1,231
Pool # BV6670, 4.50%, 5/20/2050	1,056	1,053
Pool # MA6661, 5.50%, 5/20/2050	93	94
Pool # BT4096, 3.00%, 6/20/2050	4,802	4,321
Pool # BU7682, 3.00%, 6/20/2050	4,653	4,233
Pool # BQ7084, 3.25%, 6/20/2050	2,568	2,352
Pool # BV8680, 3.50%, 6/20/2050	1,763	1,646
Pool # BV8683, 3.50%, 6/20/2050	893	833
Pool # BV8684, 3.50%, 6/20/2050	1,619	1,511
Pool # BV8685, 3.50%, 6/20/2050	1,270	1,178
Pool # BQ7086, 4.00%, 6/20/2050	2,533	2,419
Pool # BQ7092, 4.00%, 6/20/2050	2,141	2,056
Pool # BR3901, 4.00%, 6/20/2050	1,225	1,164
Pool # BT4070, 4.00%, 6/20/2050	520	506
Pool # BV8688, 4.00%, 6/20/2050	1,446	1,379
Pool # BQ7087, 4.25%, 6/20/2050	841	811
Pool # BV2372, 4.50%, 6/20/2050	1,370	1,358
Pool # BV6632, 4.50%, 6/20/2050	2,665	2,666

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ7088, 5.00%, 6/20/2050	882	878
Pool # BV8696, 3.00%, 7/20/2050	3,067	2,759
Pool # BV8711, 3.00%, 7/20/2050	2,872	2,585
Pool # BV8727, 3.00%, 7/20/2050	1,812	1,640
Pool # BW0561, 3.00%, 7/20/2050	1,335	1,168
Pool # BQ7085, 3.25%, 7/20/2050	4,429	4,047
Pool # BV8699, 3.50%, 7/20/2050	1,838	1,716
Pool # BV8700, 3.50%, 7/20/2050	1,579	1,464
Pool # BV8716, 3.50%, 7/20/2050	1,957	1,815
Pool # BQ7097, 4.00%, 7/20/2050	3,442	3,277
Pool # BU7564, 4.00%, 7/20/2050	2,523	2,397
Pool # BV8702, 4.00%, 7/20/2050	707	675
Pool # BW5975, 4.00%, 7/20/2050	567	541
Pool # BW5994, 4.00%, 7/20/2050	1,137	1,118
Pool # BV2395, 4.50%, 7/20/2050	1,675	1,670
Pool # BV8722, 2.50%, 8/20/2050	3,234	2,818
Pool # BV8726, 3.00%, 8/20/2050	824	744
Pool # BX4922, 3.00%, 8/20/2050	173	156
Pool # BX4923, 3.00%, 8/20/2050	2,647	2,382
Pool # BW1746, 3.25%, 8/20/2050	3,777	3,457
Pool # BR3911, 3.50%, 8/20/2050	3,961	3,674
Pool # BV2402, 3.50%, 8/20/2050	5,466	5,070
Pool # BX4927, 3.50%, 8/20/2050	1,355	1,265
Pool # BX4928, 3.50%, 8/20/2050	1,708	1,584
Pool # BX4939, 3.50%, 8/20/2050	2,737	2,555
Pool # BW1747, 4.00%, 8/20/2050	689	655
Pool # BW7383, 4.00%, 8/20/2050	3,856	3,716
Pool # BX6092, 4.00%, 8/20/2050	2,797	2,694
Pool # BX6093, 4.00%, 8/20/2050	6,949	6,637
Pool # BW0559, 4.50%, 8/20/2050	762	742
Pool # BW7033, 4.50%, 8/20/2050	695	689
Pool # BZ1653, 3.00%, 9/20/2050	676	611
Pool # BW1757, 3.25%, 9/20/2050	3,938	3,599
Pool # BR3917, 3.50%, 9/20/2050	7,954	7,379
Pool # BU7559, 3.50%, 9/20/2050	5,416	5,023
Pool # BW1718, 3.50%, 9/20/2050	4,227	3,936
Pool # BW1758, 3.50%, 9/20/2050	2,082	1,943
Pool # BX4956, 3.50%, 9/20/2050	2,198	2,052
Pool # BY3407, 3.50%, 9/20/2050	3,109	2,902
Pool # BY3408, 3.50%, 9/20/2050	1,272	1,187
Pool # BY3432, 3.50%, 9/20/2050	3,127	2,900
Pool # BR3918, 4.00%, 9/20/2050	711	676
Pool # BW1759, 4.00%, 9/20/2050	1,500	1,429
Pool # BX3717, 4.00%, 9/20/2050	612	584
Pool # BX3718, 4.00%, 9/20/2050	808	771
Pool # BW7043, 4.50%, 9/20/2050	1,122	1,112
Pool # BW1760, 4.75%, 9/20/2050	1,028	1,013
Pool # BX4971, 2.50%, 10/20/2050	1,420	1,234

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BY6410, 2.50%, 10/20/2050	1,116	973
Pool # BW1771, 3.00%, 10/20/2050	1,459	1,317
Pool # BW1772, 3.25%, 10/20/2050	1,619	1,484
Pool # BU7550, 3.50%, 10/20/2050	6,553	6,079
Pool # BW1773, 3.50%, 10/20/2050	1,708	1,595
Pool # BY6416, 3.50%, 10/20/2050	1,553	1,450
Pool # BZ1658, 3.50%, 10/20/2050	719	671
Pool # BY6421, 4.00%, 10/20/2050	821	780
Pool # BZ1662, 4.00%, 10/20/2050	934	889
Pool # BW1774, 4.25%, 10/20/2050	1,044	1,006
Pool # BY6440, 2.50%, 11/20/2050	2,441	2,123
Pool # BY6441, 2.50%, 11/20/2050	2,122	1,845
Pool # BY6443, 2.50%, 11/20/2050	1,890	1,641
Pool # BY6445, 2.50%, 11/20/2050	2,283	1,989
Pool # BY6447, 3.00%, 11/20/2050	3,541	3,200
Pool # BZ2574, 3.00%, 11/20/2050	1,012	911
Pool # BZ3559, 3.00%, 11/20/2050	973	876
Pool # BZ2575, 3.25%, 11/20/2050	3,076	2,814
Pool # BY6453, 3.50%, 11/20/2050	957	893
Pool # BY6454, 3.50%, 11/20/2050	1,823	1,702
Pool # BY6455, 3.50%, 11/20/2050	1,677	1,566
Pool # BY6456, 3.50%, 11/20/2050	669	632
Pool # BZ1771, 3.50%, 11/20/2050	1,738	1,612
Pool # BZ3527, 3.50%, 11/20/2050	4,930	4,591
Pool # BZ3560, 3.50%, 11/20/2050	1,444	1,339
Pool # BY5559, 4.00%, 11/20/2050	5,359	5,094
Pool # BY6457, 4.00%, 11/20/2050	653	627
Pool # BY6458, 4.00%, 11/20/2050	687	656
Pool # BZ2576, 4.00%, 11/20/2050	3,268	3,111
Pool # BY7851, 4.50%, 11/20/2050	1,575	1,562
Pool # BZ1779, 4.50%, 11/20/2050	873	852
Pool # BS8546, 2.50%, 12/20/2050	5,523	4,733
Pool # BZ8499, 2.50%, 12/20/2050	1,727	1,503
Pool # BZ8500, 2.50%, 12/20/2050	2,089	1,817
Pool # BZ8501, 2.50%, 12/20/2050	2,308	2,006
Pool # BZ8505, 2.50%, 12/20/2050	1,065	926
Pool # BZ8507, 2.50%, 12/20/2050	2,621	2,284
Pool # BZ2590, 3.25%, 12/20/2050	2,252	2,061
Pool # BZ2591, 3.50%, 12/20/2050	1,090	1,018
Pool # BZ2592, 3.50%, 12/20/2050	1,461	1,364
Pool # BZ8515, 3.50%, 12/20/2050	1,649	1,539
Pool # BZ8516, 3.50%, 12/20/2050	621	579
Pool # BZ1775, 4.00%, 12/20/2050	1,659	1,579
Pool # BZ6501, 4.00%, 12/20/2050	5,051	4,799
Pool # BZ8495, 4.00%, 12/20/2050	1,494	1,420
Pool # BY7873, 4.50%, 12/20/2050	1,400	1,388
Pool # CB4508, 5.00%, 12/20/2050	535	533
Pool # BZ8530, 2.50%, 1/20/2051	1,210	1,048

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB4502, 3.00%, 1/20/2051	1,344	1,213
Pool # CB4503, 3.00%, 1/20/2051	1,127	1,014
Pool # BZ2606, 3.25%, 1/20/2051	1,966	1,796
Pool # 785294, 3.50%, 1/20/2051	11,260	10,165
Pool # BY7890, 3.50%, 1/20/2051	9,804	9,094
Pool # BZ8541, 3.50%, 1/20/2051	800	747
Pool # BZ8542, 3.50%, 1/20/2051	460	426
Pool # CB1505, 3.50%, 1/20/2051	11,295	10,520
Pool # CB4504, 3.50%, 1/20/2051	1,424	1,330
Pool # BZ2614, 4.00%, 1/20/2051	526	499
Pool # BZ8544, 4.00%, 1/20/2051	703	671
Pool # CB2357, 4.00%, 1/20/2051	1,380	1,347
Pool # CB4506, 4.00%, 1/20/2051	1,415	1,383
Pool # CB1543, 3.00%, 2/20/2051	5,893	5,302
Pool # CB3225, 3.25%, 2/20/2051	1,001	917
Pool # CA9001, 3.50%, 2/20/2051	7,009	6,500
Pool # CB3226, 3.50%, 2/20/2051	832	777
Pool # CB4521, 3.50%, 2/20/2051	1,514	1,424
Pool # CB4522, 3.50%, 2/20/2051	1,079	1,031
Pool # CB4524, 4.00%, 2/20/2051	1,109	1,060
Pool # CA8994, 4.50%, 2/20/2051	1,163	1,153
Pool # CB4433, 3.00%, 3/20/2051	3,835	3,376
Pool # CB3240, 3.25%, 3/20/2051	956	871
Pool # CB3242, 3.50%, 3/20/2051	1,977	1,841
Pool # CB4538, 3.50%, 3/20/2051	1,030	962
Pool # CB3253, 3.25%, 4/20/2051	1,088	994
Pool # CB3254, 3.50%, 4/20/2051	1,586	1,481
Pool # CB3255, 3.50%, 4/20/2051	1,720	1,606
Pool # CB3256, 3.50%, 4/20/2051	3,008	2,800
Pool # CC9816, 3.00%, 5/20/2051	2,516	2,280
Pool # CD0432, 3.50%, 5/20/2051	1,978	1,847
Pool # CD0433, 3.50%, 5/20/2051	2,120	1,979
Pool # CD0434, 3.50%, 5/20/2051	2,341	2,181
Pool # CC9825, 2.50%, 6/20/2051	1,770	1,539
Pool # CC9826, 2.50%, 6/20/2051	1,991	1,731
Pool # CC9831, 3.00%, 6/20/2051	1,624	1,461
Pool # CD0442, 3.50%, 6/20/2051	1,765	1,648
Pool # CD0443, 3.50%, 6/20/2051	1,398	1,305
Pool # CD0444, 3.50%, 6/20/2051	1,405	1,303
Pool # CC9835, 4.00%, 6/20/2051	971	927
Pool # CC9836, 4.00%, 6/20/2051	907	866
Pool # CC9837, 4.00%, 6/20/2051	1,017	967
Pool # CD0454, 3.50%, 7/20/2051	2,317	2,148
Pool # CE9918, 3.50%, 7/20/2051	1,861	1,737
Pool # CE9919, 3.50%, 7/20/2051	1,095	1,022
Pool # CE9920, 3.50%, 7/20/2051	1,199	1,120
Pool # CE9923, 4.00%, 7/20/2051	1,006	958
Pool # CE9932, 3.00%, 8/20/2051	2,278	2,062

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CD0461, 3.50%, 8/20/2051	1,264	1,180
Pool # CE9935, 3.50%, 8/20/2051	1,116	1,042
Pool # CE9936, 3.50%, 8/20/2051	1,270	1,185
Pool # CE9937, 3.50%, 8/20/2051	1,155	1,079
Pool # CE9939, 4.00%, 8/20/2051	878	834
Pool # CD0469, 3.50%, 9/20/2051	1,778	1,659
Pool # CG4129, 3.50%, 9/20/2051	2,876	2,687
Pool # CG4130, 3.50%, 9/20/2051	2,906	2,697
Pool # CH0092, 3.50%, 9/20/2051	5,661	5,254
Pool # 786522, 3.50%, 10/20/2051	20,891	19,260
Pool # CD0476, 3.50%, 10/20/2051	1,111	1,037
Pool # CD0477, 3.50%, 10/20/2051	2,152	1,996
Pool # CH0834, 3.50%, 10/20/2051	861	804
Pool # CH0835, 3.50%, 10/20/2051	976	911
Pool # CH0836, 3.50%, 10/20/2051	1,250	1,167
Pool # CH0837, 3.50%, 10/20/2051	1,035	966
Pool # CH0838, 3.50%, 10/20/2051	1,418	1,315
Pool # CH0840, 4.00%, 10/20/2051	1,456	1,391
Pool # CH0841, 4.00%, 10/20/2051	1,468	1,397
Pool # CH0848, 3.00%, 11/20/2051	1,375	1,242
Pool # CH0849, 3.00%, 11/20/2051	2,502	2,259
Pool # CH0850, 3.00%, 11/20/2051	2,018	1,821
Pool # CH0851, 3.00%, 11/20/2051	1,382	1,246
Pool # CH0852, 3.00%, 11/20/2051	2,593	2,349
Pool # CI0076, 3.00%, 11/20/2051	1,243	1,121
Pool # CI0077, 3.50%, 11/20/2051	1,024	956
Pool # CI0078, 3.50%, 11/20/2051	1,953	1,818
Pool # CI9257, 3.50%, 11/20/2051	4,323	4,009
Pool # CH0860, 3.00%, 12/20/2051	711	643
Pool # CH0861, 3.00%, 12/20/2051	2,754	2,486
Pool # CH0862, 3.00%, 12/20/2051	1,536	1,386
Pool # CH0864, 3.00%, 12/20/2051	1,474	1,326
Pool # CH0868, 3.50%, 12/20/2051	1,739	1,624
Pool # CH7863, 3.50%, 12/20/2051	2,308	2,153
Pool # CH0871, 4.00%, 12/20/2051	1,323	1,262
Pool # CI0090, 2.50%, 1/20/2052	1,212	1,058
Pool # CI0092, 3.00%, 1/20/2052	1,559	1,405
Pool # CJ3916, 3.00%, 1/20/2052	8,758	8,070
Pool # CK4908, 3.00%, 1/20/2052	3,178	2,867
Pool # CK4909, 3.00%, 1/20/2052	2,012	1,815
Pool # CK4916, 3.00%, 1/20/2052	4,299	3,869
Pool # CI0093, 3.50%, 1/20/2052	1,110	1,037
Pool # CI0094, 3.50%, 1/20/2052	2,638	2,447
Pool # CK1583, 3.50%, 1/20/2052	3,617	3,376
Pool # CK4918, 3.50%, 1/20/2052	1,465	1,368
Pool # CK7137, 4.00%, 1/20/2052	8,776	8,164
Pool # CK2667, 3.00%, 2/20/2052	5,847	5,262
Pool # CM2170, 3.00%, 3/20/2052	9,476	8,510

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CI0110, 3.50%, 3/20/2052	1,308	1,213
Pool # CL1777, 3.50%, 3/20/2052	2,697	2,529
Pool # CL1778, 3.50%, 3/20/2052	1,637	1,528
Pool # CL1827, 3.50%, 3/20/2052	6,660	6,218
Pool # CL1828, 3.50%, 3/20/2052	8,080	7,545
Pool # CL1829, 3.50%, 3/20/2052	4,121	3,821
Pool # CM1692, 3.50%, 3/20/2052	5,605	5,062
Pool # CM2218, 3.50%, 3/20/2052	1,957	1,827
Pool # CM2221, 3.50%, 3/20/2052	4,888	4,588
Pool # CI0111, 4.00%, 3/20/2052	1,371	1,303
Pool # CN3435, 4.50%, 4/20/2052	982	956
Pool # CN3436, 4.50%, 4/20/2052	5,617	5,464
Pool # CO4826, 5.00%, 6/20/2052	4,719	4,660
Pool # CO5339, 5.00%, 6/20/2052	4,540	4,493
Pool # CQ8079, 5.50%, 1/20/2053	2,005	2,053
Pool # CS4546, 5.00%, 2/20/2053	2,179	2,164
Pool # CR2499, 5.50%, 2/20/2053	3,576	3,591
Pool # CS4547, 5.50%, 2/20/2053	1,153	1,152
Pool # CS4560, 5.50%, 3/20/2053	2,510	2,509
Pool # CS4561, 6.00%, 3/20/2053	1,291	1,303
Pool # CM6940, 5.50%, 4/20/2053	3,996	3,994
Pool # CT3981, 5.50%, 4/20/2053	1,008	1,017
Pool # CT3982, 5.50%, 4/20/2053	1,101	1,107
Pool # CT3983, 5.50%, 4/20/2053	1,168	1,157
Pool # CS4586, 5.50%, 5/20/2053	2,339	2,385
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	770	746
Pool # AH5895, 4.00%, 6/20/2034	257	256
Pool # 4285, 6.00%, 11/20/2038	16	16
Pool # BO1377, 3.75%, 2/20/2040	853	826
Pool # BO1378, 4.00%, 1/20/2041	1,267	1,276
Pool # CD7341, 3.50%, 7/20/2047	4,240	3,943
Pool # BS0536, 3.00%, 3/20/2048	2,421	2,168
Pool # BS0538, 4.00%, 12/20/2048	970	922
Pool # BS0539, 4.50%, 1/20/2049	638	622
Pool # MA6145, 3.50%, 9/20/2049	448	411
Pool # CE3912, 5.00%, 9/20/2049	4,719	4,692
Pool # BS0537, 3.50%, 12/20/2049	761	707
Pool # CI8475, 5.00%, 5/20/2050	6,137	6,102
Pool # AC0977, 4.39%, 5/20/2063 (a)	13	13
Pool # 785863, 3.09%, 12/20/2071 (a)	12,434	10,890
Total Mortgage-Backed Securities (Cost $2,534,892)		2,322,753
Collateralized Mortgage Obligations — 14.0%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (c) (d)	7,733	7,251
Alexan Rivue, 4.66%, 1/1/2029 ‡ (b)	6,630	6,623
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	369	365
Series 2005-1CB, Class 1A6, IF, IO, 1.96%, 3/25/2035 (a)	221	15
Series 2005-22T1, Class A2, IF, IO, 0.00%, 6/25/2035 (a)	1,388	98
Series 2005-20CB, Class 3A8, IF, IO, 0.00%, 7/25/2035 (a)	1,319	54
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	54	25
Series 2005-37T1, Class A2, IF, IO, 0.00%, 9/25/2035 (a)	2,433	134
Series 2005-54CB, Class 1A2, IF, IO, 0.00%, 11/25/2035 (a)	1,235	51
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	207	163
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	7	5
Series 2005-57CB, Class 3A2, IF, IO, 0.00%, 12/25/2035 (a)	157	13
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	118	106
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	196	118
Series 2006-7CB, Class 1A2, IF, IO, 0.16%, 5/25/2036 (a)	7,182	610
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	305	173
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	1	1
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (c)	6,209	5,934
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (c) (d)	7,658	7,578
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	15
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	31	22
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	46	45
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	83	13
Series 2005-4, Class 30, PO, 8/25/2035	23	15
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	96	82
Series 2005-7, Class 30, PO, 11/25/2035	8	8
Series 2005-8, Class 30, PO, 1/25/2036	31	20
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 4.75%, 4/25/2033 (a)	12	11
Series 2003-J, Class 3A2, 3.34%, 11/25/2033 (a)	50	47
Baring Frn Series 2021-EBO1, Class PA, Zero Coupon, 5/22/2024 ‡ (a)	2,822	2,794
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	2,248	2,214
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 4.41%, 7/25/2033 (a)	43	41
Series 2003-7, Class 3A, 4.57%, 10/25/2033 (a)	16	15
Series 2004-1, Class 12A1, 4.06%, 4/25/2034 (a)	111	102
Series 2004-2, Class 14A, 3.87%, 5/25/2034 (a)	41	38
Series 2006-1, Class A1, 6.80%, 2/25/2036 (a)	143	137
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	110	112
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	4	3
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (a) (c)	12,885	12,417
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (c)	9,000	8,293
Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750	4,101
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 4.14%, 6/25/2035 (a)	87	84
Series 2007-A1, Class 2A1, 4.11%, 2/25/2037 (a)	27	26
Series 2007-A1, Class 1A3, 4.21%, 2/25/2037 (a)	323	313
Series 2007-A1, Class 9A1, 4.29%, 2/25/2037 (a)	75	71

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-A1, Class 7A1, 4.30%, 2/25/2037 (a)	25	25
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	6	4
Series 2004-3, Class A26, 5.50%, 4/25/2034	70	68
Series 2004-HYB1, Class 2A, 4.39%, 5/20/2034 (a)	36	33
Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034 (a)	140	128
Series 2004-7, Class 2A1, 4.60%, 6/25/2034 (a)	25	23
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	191	190
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	140	134
Series 2004-HYB6, Class A3, 3.99%, 11/20/2034 (a)	118	110
Series 2005-16, Class A23, 5.50%, 9/25/2035	58	38
Series 2005-22, Class 2A1, 3.50%, 11/25/2035 (a)	340	268
Series 2007-4, Class 1A52, IF, IO, 0.26%, 5/25/2037 (a)	1,355	124
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (a)	28	28
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.16%, 9/25/2033 (a) (c)	72	71
Series 2004-UST1, Class A3, 4.28%, 8/25/2034 (a)	36	34
Series 2004-UST1, Class A6, 4.29%, 8/25/2034 (a)	17	15
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	317	299
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	2	2
Series 2003-1, Class WA2, 6.50%, 6/25/2031	3	3
Series 2003-1, Class 3, PO, 9/25/2033	11	8
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	4	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	12	11
Series 2005-1, Class 2A1A, 2.99%, 2/25/2035 (a)	101	79
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	146	144
Series 2005-5, Class 1A2, 4.33%, 8/25/2035 (a)	253	209
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (a)	286	283
Series 2003-AR15, Class 3A1, 4.73%, 6/25/2033 (a)	56	53
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	52	50
Series 2004-AR2, Class 2A1, 4.16%, 3/25/2034 (a)	30	29
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	7	7
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	104	99
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	54	53
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	68	67
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	154	152
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	394	33
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	283	31
CSMC Trust
Series 2020-RPL5, Class A1, 3.02%, 8/25/2060 (a) (c)	4,572	4,490
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	10,347	9,621
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (c)	4,982	4,792
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 ‡ (c) (d)	5,849	5,584

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.96%, 2/25/2020 (a)	15	15
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	8,693	7,213
FHLMC, REMIC
Series 2033, Class J, 5.60%, 6/15/2023	—	—
Series 1526, Class L, 6.50%, 6/15/2023	—	—
Series 1541, Class O, 2.65%, 7/15/2023 (a)	—	—
Series 1677, Class Z, 7.50%, 7/15/2023	—	—
Series 1570, Class F, 4.01%, 8/15/2023 (a)	—	—
Series 1552, Class IA, IF, 14.23%, 8/15/2023 (a)	1	1
Series 1570, Class SA, IF, 17.57%, 8/15/2023 (a)	—	—
Series 1578, Class K, 6.90%, 9/15/2023	—	—
Series 1578, Class V, IO, 7.00%, 9/15/2023	—	—
Series 2571, Class SK, IF, 12.47%, 9/15/2023 (a)	—	—
Series 1591, Class PV, 6.25%, 10/15/2023	1	1
Series 1602, Class SA, IF, 6.67%, 10/15/2023 (a)	—	—
Series 1813, Class I, PO, 11/15/2023	4	4
Series 1813, Class J, IF, IO, 1.00%, 11/15/2023 (a)	17	—
Series 2720, Class PC, 5.00%, 12/15/2023	5	5
Series 1628, Class LZ, 6.50%, 12/15/2023	3	3
Series 1638, Class H, 6.50%, 12/15/2023	5	5
Series 2283, Class K, 6.50%, 12/15/2023	1	1
Series 1644, Class K, 6.75%, 12/15/2023	1	1
Series 1658, Class GZ, 7.00%, 1/15/2024	6	6
Series 1865, Class D, PO, 2/15/2024	1	1
Series 1760, Class ZD, 3.08%, 2/15/2024 (a)	6	6
Series 2756, Class NA, 5.00%, 2/15/2024	2	2
Series 1686, Class SH, IF, 8.11%, 2/15/2024 (a)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	1	1
Series 1699, Class FC, 5.55%, 3/15/2024 (a)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	2	2
Series 2033, Class SN, HB, IF, 20.16%, 3/15/2024 (a)	—	—
Series 2306, Class K, PO, 5/15/2024	1	1
Series 2306, Class SE, IF, IO, 7.02%, 5/15/2024 (a)	2	—
Series 1745, Class D, 7.50%, 8/15/2024	3	3
Series 3614, Class QB, 4.00%, 12/15/2024	166	164
Series 2967, Class S, IF, 5.73%, 4/15/2025 (a)	4	3
Series 3022, Class SX, IF, 4.11%, 8/15/2025 (a)	7	6
Series 1829, Class ZB, 6.50%, 3/15/2026	1	1
Series 1863, Class Z, 6.50%, 7/15/2026	3	3
Series 1899, Class ZE, 8.00%, 9/15/2026	8	8
Series 1963, Class Z, 7.50%, 1/15/2027	8	8
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	3	3
Series 1985, Class PR, IO, 8.00%, 7/15/2027	3	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	478	2
Series 1987, Class PE, 7.50%, 9/15/2027	4	4
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2042, Class T, 7.00%, 3/15/2028	1	1
Series 2040, Class PE, 7.50%, 3/15/2028	15	15

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2060, Class Z, 6.50%, 5/15/2028	5	6
Series 2061, Class DC, IO, 6.50%, 6/15/2028	16	1
Series 2075, Class PH, 6.50%, 8/15/2028	44	44
Series 2086, Class GB, 6.00%, 9/15/2028	4	4
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4	—
Series 2111, Class SB, IF, IO, 2.39%, 1/15/2029 (a)	32	1
Series 2110, Class PG, 6.00%, 1/15/2029	28	28
Series 2125, Class JZ, 6.00%, 2/15/2029	11	11
Series 2130, Class QS, 6.00%, 3/15/2029	16	16
Series 2132, Class ZL, 6.50%, 3/15/2029	6	6
Series 2132, Class SB, IF, 8.74%, 3/15/2029 (a)	4	4
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2303, Class ZN, 8.50%, 4/15/2029	63	67
Series 2163, Class PC, IO, 7.50%, 6/15/2029	3	—
Series 2178, Class PB, 7.00%, 8/15/2029	6	7
Series 2201, Class C, 8.00%, 11/15/2029	8	8
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	39	41
Series 2210, Class Z, 8.00%, 1/15/2030	25	27
Series 2224, Class CB, 8.00%, 3/15/2030	8	8
Series 2247, Class Z, 7.50%, 8/15/2030	7	8
Series 2256, Class MC, 7.25%, 9/15/2030	23	25
Series 2254, Class Z, 9.00%, 9/15/2030	59	65
Series 2259, Class ZM, 7.00%, 10/15/2030	30	31
Series 2271, Class PC, 7.25%, 12/15/2030	33	35
Series 2296, Class PD, 7.00%, 3/15/2031	13	14
Series 2303, Class ZD, 7.00%, 4/15/2031	188	199
Series 2694, Class BA, 4.00%, 6/15/2031	5	5
Series 2359, Class ZB, 8.50%, 6/15/2031	25	27
Series 2388, Class UZ, 8.50%, 6/15/2031	9	9
Series 2344, Class ZD, 6.50%, 8/15/2031	73	75
Series 2344, Class ZJ, 6.50%, 8/15/2031	9	9
Series 2345, Class NE, 6.50%, 8/15/2031	6	6
Series 2372, Class F, 5.61%, 10/15/2031 (a)	4	4
Series 2367, Class ZK, 6.00%, 10/15/2031	73	75
Series 2368, Class AS, IF, 7.65%, 10/15/2031 (a)	3	3
Series 2383, Class FD, 5.61%, 11/15/2031 (a)	5	5
Series 2399, Class TH, 6.50%, 1/15/2032	78	81
Series 2494, Class SX, IF, IO, 1.89%, 2/15/2032 (a)	212	12
Series 2410, Class QX, IF, IO, 3.54%, 2/15/2032 (a)	14	1
Series 2410, Class QS, IF, 6.22%, 2/15/2032 (a)	20	22
Series 2410, Class OE, 6.38%, 2/15/2032	7	7
Series 2433, Class SA, IF, 7.65%, 2/15/2032 (a)	42	47
Series 2444, Class ES, IF, IO, 2.84%, 3/15/2032 (a)	17	2
Series 2450, Class SW, IF, IO, 2.89%, 3/15/2032 (a)	19	2
Series 2431, Class F, 5.61%, 3/15/2032 (a)	188	188
Series 2464, Class FE, 6.11%, 3/15/2032 (a)	65	66
Series 2423, Class MC, 7.00%, 3/15/2032	21	23

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2423, Class MT, 7.00%, 3/15/2032	26	27
Series 2434, Class TC, 7.00%, 4/15/2032	29	30
Series 2436, Class MC, 7.00%, 4/15/2032	32	33
Series 2450, Class GZ, 7.00%, 5/15/2032	25	26
Series 3393, Class JO, PO, 9/15/2032	82	71
Series 2513, Class ZC, 5.50%, 10/15/2032	61	62
Series 2517, Class Z, 5.50%, 10/15/2032	28	27
Series 2835, Class QO, PO, 12/15/2032	23	20
Series 2557, Class HL, 5.30%, 1/15/2033	226	228
Series 2552, Class FP, 6.11%, 1/15/2033 (a)	345	350
Series 2586, Class WI, IO, 6.50%, 3/15/2033	64	11
Series 2611, Class SQ, IF, 2.79%, 5/15/2033 (a)	18	17
Series 2631, Class SA, IF, 5.49%, 6/15/2033 (a)	11	12
Series 2692, Class SC, IF, 3.07%, 7/15/2033 (a)	47	46
Series 2671, Class S, IF, 5.39%, 9/15/2033 (a)	20	21
Series 2725, Class SC, IF, 1.52%, 11/15/2033 (a)	8	8
Series 2722, Class PF, 5.71%, 12/15/2033 (a)	518	520
Series 2763, Class ZA, 6.00%, 3/15/2034	1,828	1,882
Series 2779, Class ZC, 6.00%, 4/15/2034	1,120	1,158
Series 2802, Class ZY, 6.00%, 5/15/2034	247	254
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	522	524
Series 3611, PO, 7/15/2034	101	86
Series 3305, Class MB, IF, 7.59%, 7/15/2034 (a)	35	37
Series 3077, Class TO, PO, 4/15/2035	32	31
Series 2990, Class WP, IF, 4.26%, 6/15/2035 (a)	1	1
Series 3035, Class Z, 5.85%, 9/15/2035	533	544
Series 3117, Class EO, PO, 2/15/2036	64	55
Series 3117, Class OG, PO, 2/15/2036	47	40
Series 3117, Class OK, PO, 2/15/2036	67	57
Series 3143, Class BC, 5.50%, 2/15/2036	122	125
Series 3122, Class OH, PO, 3/15/2036	8	7
Series 3134, PO, 3/15/2036	9	8
Series 3152, Class MO, PO, 3/15/2036	131	111
Series 3122, Class ZB, 6.00%, 3/15/2036	30	34
Series 3138, PO, 4/15/2036	39	33
Series 3607, Class AO, PO, 4/15/2036	83	69
Series 3607, Class BO, PO, 4/15/2036	83	71
Series 3137, Class XP, 6.00%, 4/15/2036	409	429
Series 3219, Class DI, IO, 6.00%, 4/15/2036	53	10
Series 3149, Class SO, PO, 5/15/2036	39	31
Series 3151, PO, 5/15/2036	120	97
Series 3153, Class EO, PO, 5/15/2036	58	49
Series 3210, PO, 5/15/2036	21	21
Series 3604, PO, 5/15/2036	93	75
Series 3171, Class MO, PO, 6/15/2036	44	39
Series 3179, Class OA, PO, 7/15/2036	43	35
Series 3194, Class SA, IF, IO, 1.99%, 7/15/2036 (a)	26	3
Series 3200, PO, 8/15/2036	83	68

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3232, Class ST, IF, IO, 1.59%, 10/15/2036 (a)	90	8
Series 3237, Class AO, PO, 11/15/2036	81	66
Series 3704, Class DT, 7.50%, 11/15/2036	465	501
Series 3704, Class ET, 7.50%, 12/15/2036	326	353
Series 3260, Class CS, IF, IO, 1.03%, 1/15/2037 (a)	58	5
Series 3262, Class SG, IF, IO, 1.29%, 1/15/2037 (a)	16	1
Series 3274, Class JO, PO, 2/15/2037	18	16
Series 3274, Class MO, PO, 2/15/2037	33	28
Series 3275, Class FL, 5.55%, 2/15/2037 (a)	15	14
Series 3290, Class SB, IF, IO, 1.34%, 3/15/2037 (a)	177	13
Series 3288, Class GS, IF, 4.56%, 3/15/2037 (a)	9	8
Series 3373, Class TO, PO, 4/15/2037	73	59
Series 3316, Class JO, PO, 5/15/2037	9	7
Series 3607, PO, 5/15/2037	229	186
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	387	407
Series 3371, Class FA, 5.71%, 9/15/2037 (a)	25	25
Series 3385, Class SN, IF, IO, 0.89%, 11/15/2037 (a)	42	3
Series 3387, Class SA, IF, IO, 1.31%, 11/15/2037 (a)	119	9
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	403	3
Series 3404, Class SC, IF, IO, 0.89%, 1/15/2038 (a)	159	11
Series 3451, Class SA, IF, IO, 0.94%, 5/15/2038 (a)	10	—
Series 3537, Class MI, IO, 5.00%, 6/15/2038	238	34
Series 3461, Class LZ, 6.00%, 6/15/2038	63	65
Series 3481, Class SJ, IF, IO, 0.74%, 8/15/2038 (a)	197	16
Series 3895, Class WA, 5.65%, 10/15/2038 (a)	93	95
Series 3511, Class SA, IF, IO, 0.89%, 2/15/2039 (a)	51	3
Series 3546, Class A, 3.70%, 2/15/2039 (a)	28	29
Series 3531, Class SA, IF, IO, 1.19%, 5/15/2039 (a)	168	3
Series 3549, Class FA, 6.31%, 7/15/2039 (a)	11	11
Series 4580, Class PT, 6.80%, 8/15/2039 (a)	607	629
Series 3572, Class JS, IF, IO, 1.69%, 9/15/2039 (a)	128	8
Series 3795, Class EI, IO, 5.00%, 10/15/2039	9	—
Series 3621, PO, 1/15/2040	159	127
Series 3621, Class BO, PO, 1/15/2040	104	88
Series 3623, Class LO, PO, 1/15/2040	138	110
Series 3632, Class BS, IF, 0.48%, 2/15/2040 (a)	409	397
Series 3714, Class IP, IO, 5.00%, 8/15/2040	262	18
Series 3740, Class SC, IF, IO, 0.89%, 10/15/2040 (a)	221	21
Series 3747, Class PY, 4.00%, 10/15/2040	1,103	1,057
Series 3747, Class CY, 4.50%, 10/15/2040	1,724	1,694
Series 3753, PO, 11/15/2040	716	569
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,660
Series 3860, Class PZ, 5.00%, 5/15/2041	2,998	3,008
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	48	47
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	79	80
Series 3966, Class NA, 4.00%, 12/15/2041	802	781
Series 4015, Class MY, 3.50%, 3/15/2042	921	865
Series 4136, Class HS, IF, 0.00%, 11/15/2042 (a)	352	227

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	859
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	893
Series 4280, Class EO, PO, 12/15/2043	481	361
Series 4281, Class OB, PO, 12/15/2043	509	384
Series 4377, Class JP, 3.00%, 8/15/2044	2,387	2,229
Series 4456, Class SA, IF, IO, 1.04%, 3/15/2045 (a)	3,248	368
Series 4480, Class SE, IF, IO, 1.07%, 6/15/2045 (a)	3,399	365
Series 4888, Class AZ, 4.00%, 12/15/2048	4,150	3,937
Series 4848, Class QY, 4.50%, 12/15/2048	794	770
Series 4903, Class SN, IF, IO, 0.96%, 8/25/2049 (a)	9,295	1,065
Series 5028, Class JG, 1.50%, 8/25/2050	7,773	6,166
Series 5036, Class NA, 0.50%, 11/25/2050	8,272	5,763
Series 5048, Class TI, IO, 3.00%, 11/25/2050	19,195	2,961
Series 5054, Class DZ, 2.00%, 12/25/2050	13,943	7,180
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	184	20
Series 197, PO, 4/1/2028	75	69
Series 233, Class 11, IO, 5.00%, 9/15/2035	122	24
Series 233, Class 12, IO, 5.00%, 9/15/2035	72	12
Series 233, Class 13, IO, 5.00%, 9/15/2035	168	29
Series 239, Class S30, IF, IO, 2.59%, 8/15/2036 (a)	237	31
Series 262, Class 35, 3.50%, 7/15/2042	6,236	5,892
Series 299, Class 300, 3.00%, 1/15/2043	236	216
Series 310, PO, 9/15/2043	854	646
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.31%, 7/25/2032 (a)	128	123
Series T-76, Class 2A, 2.02%, 10/25/2037 (a)	1,559	1,336
Series T-42, Class A5, 7.50%, 2/25/2042	453	463
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	42	43
Series T-54, Class 2A, 6.50%, 2/25/2043	908	954
Series T-54, Class 3A, 7.00%, 2/25/2043	419	443
Series T-56, Class A5, 5.23%, 5/25/2043	726	706
Series T-58, Class A, PO, 9/25/2043	52	42
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	33	33
Series T-59, Class 1AP, PO, 10/25/2043	51	29
Series T-62, Class 1A1, 4.94%, 10/25/2044 (a)	524	483
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.39%, 10/25/2034 (a)	92	90
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	137	72
Series 2007-FA4, Class 1A2, IF, IO, 0.51%, 8/25/2037 (a)	2,479	236
Fn, 4.84%, 4/1/2030 (b)	2,144	2,166
FNMA
Series 2006-65, Class QO, PO, 7/25/2036	41	35
Series 2006-110, PO, 11/25/2036	47	40
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	2,053	2,078
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	154	161
Series 2003-W8, Class 3F1, 5.54%, 5/25/2042 (a)	104	103

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	136	139
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	83	85
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	99	103
Series 2005-W3, Class 2AF, 5.36%, 3/25/2045 (a)	219	217
Series 2005-W4, Class 3A, 3.62%, 6/25/2045 (a)	419	402
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	81	81
Series 2006-W2, Class 1AF1, 5.36%, 2/25/2046 (a)	116	114
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	230	245
Series 2001-T12, Class A1, 6.50%, 8/25/2041	2,468	2,497
Series 2001-T12, Class A2, 7.50%, 8/25/2041	128	131
Series 2001-T10, PO, 12/25/2041	9	8
Series 2002-T4, Class A2, 7.00%, 12/25/2041	89	92
Series 2002-T4, Class A3, 7.50%, 12/25/2041	219	231
Series 2002-T16, Class A2, 7.00%, 7/25/2042	85	90
Series 2002-T19, Class A2, 7.00%, 7/25/2042	214	225
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	147	149
Series 2004-T3, Class PT1, 9.41%, 1/25/2044 (a)	115	120
FNMA, Other
Series 2009-62, Class HJ, 6.00%, 5/25/2039	6	6
Series 2010-43, Class FD, 5.74%, 5/25/2040 (a)	164	162
Series 2010-111, Class AM, 5.50%, 10/25/2040	413	429
FNMA, REMIC
Series 1996-14, Class SE, IF, IO, 7.17%, 8/25/2023 (a)	1	—
Series 1993-228, Class G, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 3.75%, 9/25/2023 (a)	—	—
Series 2000-18, Class EC, PO, 10/25/2023	3	3
Series 1993-179, Class SB, IF, 6.86%, 10/25/2023 (a)	—	—
Series 1993-230, Class FA, 5.74%, 12/25/2023 (a)	—	—
Series 2002-1, Class UD, IF, 6.52%, 12/25/2023 (a)	1	1
Series 1994-26, Class J, PO, 1/25/2024	7	7
Series 1994-37, Class L, 6.50%, 3/25/2024	1	1
Series G94-7, Class PJ, 7.50%, 5/17/2024	4	4
Series 2004-53, Class NC, 5.50%, 7/25/2024	1	1
Series 1995-2, Class Z, 8.50%, 1/25/2025	1	1
Series 2006-72, Class HO, PO, 8/25/2026	17	16
Series 2006-94, Class GI, IF, IO, 1.51%, 10/25/2026 (a)	204	5
Series 2006-94, Class GK, IF, 7.56%, 10/25/2026 (a)	9	9
Series G97-2, Class ZA, 8.50%, 2/17/2027	9	9
Series 1997-20, IO, 1.84%, 3/25/2027 (a)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-24, Class Z, 8.00%, 4/18/2027	2	2
Series 1997-46, Class Z, 7.50%, 6/17/2027	52	53
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	111	113
Series 1998-36, Class ZB, 6.00%, 7/18/2028	12	12
Series 2002-7, Class FD, 5.84%, 4/25/2029 (a)	31	32
Series 1999-62, Class PB, 7.50%, 12/18/2029	12	12

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2002-60, Class FA, 5.89%, 2/25/2031 (a)	100	101
Series 2002-60, Class FB, 5.89%, 2/25/2031 (a)	100	101
Series 2001-4, Class ZA, 6.50%, 3/25/2031	113	115
Series 2001-7, Class PF, 7.00%, 3/25/2031	11	11
Series 2002-50, Class ZA, 6.00%, 5/25/2031	165	167
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	16	2
Series 2001-49, Class LZ, 8.50%, 7/25/2031	26	27
Series 2001-38, Class FB, 5.64%, 8/25/2031 (a)	25	25
Series 2001-36, Class DE, 7.00%, 8/25/2031	22	23
Series 2001-44, Class PD, 7.00%, 9/25/2031	8	9
Series 2001-44, Class PU, 7.00%, 9/25/2031	18	19
Series 2001-53, Class FX, 5.49%, 10/25/2031 (a)	129	129
Series 2003-52, Class SX, IF, 7.54%, 10/25/2031 (a)	6	6
Series 2001-61, Class Z, 7.00%, 11/25/2031	66	69
Series 2001-72, Class SX, IF, 5.50%, 12/25/2031 (a)	5	5
Series 2002-1, Class SA, IF, 8.49%, 2/25/2032 (a)	4	5
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	59	2
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	3	4
Series 2002-30, Class Z, 6.00%, 5/25/2032	98	101
Series 2002-37, Class Z, 6.50%, 6/25/2032	7	8
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	130	13
Series 2004-61, Class FH, 5.94%, 11/25/2032 (a)	633	639
Series 2011-39, Class ZA, 6.00%, 11/25/2032	663	679
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	25	26
Series 2004-59, Class BG, PO, 12/25/2032	34	29
Series 2002-77, Class S, IF, 5.06%, 12/25/2032 (a)	16	17
Series 2003-2, Class F, 5.89%, 2/25/2033 (a)	246	247
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	91	3
Series 2003-22, Class UD, 4.00%, 4/25/2033	213	206
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	11	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	234	42
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	314	49
Series 2003-132, Class OA, PO, 8/25/2033	4	4
Series 2003-74, Class SH, IF, 0.92%, 8/25/2033 (a)	21	19
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	16	1
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	113	17
Series 2003-91, Class SD, IF, 3.94%, 9/25/2033 (a)	18	17
Series 2003-86, Class ZA, 5.50%, 9/25/2033	118	119
Series 2003-105, Class AZ, 5.50%, 10/25/2033	700	711
Series 2003-116, Class SB, IF, IO, 2.46%, 11/25/2033 (a)	121	10
Series 2006-44, Class P, PO, 12/25/2033	263	221
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	742	767
Series 2003-130, Class SX, IF, 3.81%, 1/25/2034 (a)	4	4
Series 2004-87, Class F, 5.89%, 1/25/2034 (a)	95	96
Series 2003-131, Class SK, IF, 5.92%, 1/25/2034 (a)	1	1
Series 2004-46, Class EP, PO, 3/25/2034	45	43
Series 2004-28, Class PF, 5.54%, 3/25/2034 (a)	113	113

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-25, Class SA, IF, 5.40%, 4/25/2034 (a)	40	41
Series 2004-17, Class H, 5.50%, 4/25/2034	209	213
Series 2004-46, Class SK, IF, 2.37%, 5/25/2034 (a)	17	17
Series 2004-46, Class QB, IF, 3.45%, 5/25/2034 (a)	37	40
Series 2004-36, Class SA, IF, 5.40%, 5/25/2034 (a)	78	85
Series 2004-51, Class SY, IF, 3.96%, 7/25/2034 (a)	11	10
Series 2004-50, Class VZ, 5.50%, 7/25/2034	892	901
Series 2014-44, Class B, 2.50%, 8/25/2034	827	758
Series 2005-7, Class LO, PO, 2/25/2035	241	217
Series 2005-15, Class MO, PO, 3/25/2035	79	63
Series 2005-13, Class FL, 5.54%, 3/25/2035 (a)	54	53
Series 2005-74, Class SK, IF, 6.00%, 5/25/2035 (a)	55	56
Series 2005-56, Class S, IF, IO, 1.57%, 7/25/2035 (a)	137	11
Series 2005-66, Class SV, IF, IO, 1.61%, 7/25/2035 (a)	108	4
Series 2005-103, Class SC, IF, 1.62%, 7/25/2035 (a)	162	151
Series 2005-66, Class SG, IF, 4.53%, 7/25/2035 (a)	59	63
Series 2005-73, Class PS, IF, 3.85%, 8/25/2035 (a)	35	36
Series 2005-68, Class PG, 5.50%, 8/25/2035	134	135
Series 2005-90, PO, 9/25/2035	30	29
Series 2005-90, Class AO, PO, 10/25/2035	13	12
Series 2010-39, Class OT, PO, 10/25/2035	78	64
Series 2005-90, Class ES, IF, 4.03%, 10/25/2035 (a)	116	118
Series 2005-84, Class XM, 5.75%, 10/25/2035	66	67
Series 2005-106, Class US, IF, 5.73%, 11/25/2035 (a)	68	70
Series 2006-8, Class WQ, PO, 3/25/2036	255	204
Series 2006-8, Class WN, IF, IO, 1.56%, 3/25/2036 (a)	936	95
Series 2006-16, Class HZ, 5.50%, 3/25/2036	56	56
Series 2006-23, Class KO, PO, 4/25/2036	31	27
Series 2006-27, Class OH, PO, 4/25/2036	60	52
Series 2006-44, Class GO, PO, 6/25/2036	101	86
Series 2006-50, Class JO, PO, 6/25/2036	61	51
Series 2006-50, Class PS, PO, 6/25/2036	86	75
Series 2006-53, Class US, IF, IO, 1.44%, 6/25/2036 (a)	154	13
Series 2006-58, PO, 7/25/2036	101	85
Series 2006-58, Class AP, PO, 7/25/2036	36	30
Series 2006-56, Class FT, 5.89%, 7/25/2036 (a)	376	391
Series 2006-63, Class ZH, 6.50%, 7/25/2036	136	143
Series 2006-72, Class GO, PO, 8/25/2036	69	62
Series 2006-72, Class TO, PO, 8/25/2036	39	33
Series 2006-79, Class DO, PO, 8/25/2036	65	58
Series 2007-7, Class SG, IF, IO, 1.36%, 8/25/2036 (a)	254	33
Series 2006-77, Class PC, 6.50%, 8/25/2036	264	271
Series 2006-78, Class BZ, 6.50%, 8/25/2036	64	67
Series 2006-86, Class OB, PO, 9/25/2036	82	66
Series 2006-90, Class AO, PO, 9/25/2036	59	51
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	481	98
Series 2006-111, Class EO, PO, 11/25/2036	33	27
Series 2006-105, Class ME, 5.50%, 11/25/2036	524	535

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-115, Class OK, PO, 12/25/2036	102	83
Series 2006-119, PO, 12/25/2036	39	34
Series 2006-117, Class GS, IF, IO, 1.51%, 12/25/2036 (a)	110	6
Series 2006-120, Class PF, 5.39%, 12/25/2036 (a)	52	51
Series 2006-118, Class A2, 5.40%, 12/25/2036 (a)	54	53
Series 2006-120, IO, 6.50%, 12/25/2036	189	31
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,434	1,525
Series 2006-126, Class AO, PO, 1/25/2037	187	155
Series 2007-1, Class SD, IF, 8.17%, 2/25/2037 (a)	33	54
Series 2007-14, Class OP, PO, 3/25/2037	62	52
Series 2007-22, Class SC, IF, IO, 0.94%, 3/25/2037 (a)	18	—
Series 2007-14, Class ES, IF, IO, 1.30%, 3/25/2037 (a)	2,151	180
Series 2009-63, Class P, 5.00%, 3/25/2037	10	10
Series 2007-16, Class FC, 5.89%, 3/25/2037 (a)	22	22
Series 2007-18, Class MZ, 6.00%, 3/25/2037	182	184
Series 2007-39, Class EF, 5.39%, 5/25/2037 (a)	23	22
Series 2007-46, Class ZK, 5.50%, 5/25/2037	152	150
Series 2007-54, Class WI, IF, IO, 0.96%, 6/25/2037 (a)	200	16
Series 2007-72, Class EK, IF, IO, 1.26%, 7/25/2037 (a)	552	52
Series 2007-65, Class KI, IF, IO, 1.48%, 7/25/2037 (a)	115	11
Series 2007-60, Class AX, IF, IO, 2.01%, 7/25/2037 (a)	185	22
Series 2007-79, Class SB, IF, 5.18%, 8/25/2037 (a)	18	20
Series 2007-76, Class ZG, 6.00%, 8/25/2037	121	122
Series 2007-78, Class CB, 6.00%, 8/25/2037	60	62
Series 2007-88, Class VI, IF, IO, 1.40%, 9/25/2037 (a)	86	8
Series 2009-86, Class OT, PO, 10/25/2037	284	232
Series 2007-100, Class SM, IF, IO, 1.31%, 10/25/2037 (a)	182	17
Series 2007-91, Class ES, IF, IO, 1.32%, 10/25/2037 (a)	285	25
Series 2007-112, Class SA, IF, IO, 1.31%, 12/25/2037 (a)	527	57
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (a)	362	13
Series 2008-1, Class BI, IF, IO, 0.77%, 2/25/2038 (a)	150	11
Series 2008-12, Class CO, PO, 3/25/2038	310	263
Series 2008-16, Class IS, IF, IO, 1.06%, 3/25/2038 (a)	99	7
Series 2008-10, Class XI, IF, IO, 1.09%, 3/25/2038 (a)	78	7
Series 2008-20, Class SA, IF, IO, 1.85%, 3/25/2038 (a)	121	11
Series 2009-79, Class UA, 7.00%, 3/25/2038	11	12
Series 2008-32, Class SA, IF, IO, 1.71%, 4/25/2038 (a)	18	2
Series 2008-27, Class SN, IF, IO, 1.76%, 4/25/2038 (a)	45	5
Series 2008-44, PO, 5/25/2038	12	10
Series 2008-53, Class CI, IF, IO, 2.06%, 7/25/2038 (a)	60	6
Series 2011-47, Class ZA, 5.50%, 7/25/2038	240	246
Series 2008-80, Class SA, IF, IO, 0.71%, 9/25/2038 (a)	119	8
Series 2008-81, Class SB, IF, IO, 0.71%, 9/25/2038 (a)	106	6
Series 2008-80, Class GP, 6.25%, 9/25/2038	10	10
Series 2009-6, Class GS, IF, IO, 1.41%, 2/25/2039 (a)	58	6
Series 2009-4, Class BD, 4.50%, 2/25/2039	5	4
Series 2009-17, Class QS, IF, IO, 1.51%, 3/25/2039 (a)	51	4
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	165	29

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-47, Class MT, 7.00%, 7/25/2039	9	10
Series 2009-69, PO, 9/25/2039	72	57
Series 2009-84, Class WS, IF, IO, 0.76%, 10/25/2039 (a)	54	3
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	110	20
Series 2009-92, Class AD, 6.00%, 11/25/2039	84	84
Series 2009-99, Class SC, IF, IO, 1.04%, 12/25/2039 (a)	42	3
Series 2009-103, Class MB, 4.41%, 12/25/2039 (a)	273	269
Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	251	257
Series 2009-112, Class ST, IF, IO, 1.11%, 1/25/2040 (a)	139	12
Series 2009-113, Class FB, 5.69%, 1/25/2040 (a)	110	110
Series 2010-23, Class KS, IF, IO, 1.96%, 2/25/2040 (a)	101	7
Series 2010-1, Class WA, 6.23%, 2/25/2040 (a)	445	455
Series 2010-49, Class SC, IF, 2.38%, 3/25/2040 (a)	144	140
Series 2010-16, Class WB, 6.16%, 3/25/2040 (a)	917	939
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	398	406
Series 2010-35, Class SB, IF, IO, 1.28%, 4/25/2040 (a)	105	8
Series 2010-40, Class FJ, 5.74%, 4/25/2040 (a)	49	49
Series 2010-42, Class S, IF, IO, 1.26%, 5/25/2040 (a)	53	3
Series 2010-61, Class WA, 5.99%, 6/25/2040 (a)	152	156
Series 2010-68, Class SA, IF, IO, 0.00%, 7/25/2040 (a)	318	18
Series 2010-103, Class ME, 4.00%, 9/25/2040	368	350
Series 2010-125, Class SA, IF, IO, 0.00%, 11/25/2040 (a)	324	10
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,515	1,484
Series 2010-123, Class FL, 5.57%, 11/25/2040 (a)	45	44
Series 2010-147, Class SA, IF, IO, 1.39%, 1/25/2041 (a)	1,272	153
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,685
Series 2011-30, Class LS, IO, 0.00%, 4/25/2041 (a)	243	13
Series 2011-75, Class FA, 5.69%, 8/25/2041 (a)	43	43
Series 2011-118, Class LB, 7.00%, 11/25/2041	407	435
Series 2011-118, Class MT, 7.00%, 11/25/2041	665	708
Series 2011-118, Class NT, 7.00%, 11/25/2041	655	692
Series 2013-2, Class LZ, 3.00%, 2/25/2043	32	26
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,299	1,227
Series 2013-92, PO, 9/25/2043	830	632
Series 2013-101, Class DO, PO, 10/25/2043	957	713
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,469	1,407
Series 2018-63, Class DA, 3.50%, 9/25/2048	663	618
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,207	1,134
Series 2019-20, Class H, 3.50%, 5/25/2049	1,678	1,573
Series 2019-32, Class SD, IF, IO, 0.91%, 6/25/2049 (a)	8,923	789
Series 2010-103, Class SB, IF, IO, 0.96%, 11/25/2049 (a)	403	32
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,404
Series 2020-36, Class SH, IF, IO, 0.91%, 6/25/2050 (a)	12,649	1,672
Series 2020-61, Class SB, IF, IO, 0.00%, 9/25/2050 (a)	8,253	392
Series 2011-2, Class WA, 5.86%, 2/25/2051 (a)	73	74
Series 2011-43, Class WA, 5.84%, 5/25/2051 (a)	75	76
Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	354	356
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,558	1,653

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-21, Class WA, 5.61%, 3/25/2052 (a)	646	671
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	364	364
Series 2007-W2, Class 1A1, 5.46%, 3/25/2037 (a)	154	150
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	61	61
Series 2007-W7, Class 1A4, IF, 8.35%, 7/25/2037 (a)	8	9
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	246	240
Series 2002-W10, IO, 0.91%, 8/25/2042 (a)	1,117	28
Series 2003-W4, Class 2A, 5.17%, 10/25/2042 (a)	17	17
Series 2003-W1, Class 1A1, 4.82%, 12/25/2042 (a)	127	122
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (a)	85	82
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	280	286
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	92	91
Series 2006-W3, Class 1AF1, 5.38%, 10/25/2046 (a)	63	62
Series 2009-W1, Class A, 6.00%, 12/25/2049	405	411
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.34%, 6/27/2036 (a)	158	156
Series 2007-54, Class FA, 5.54%, 6/25/2037 (a)	67	66
Series 2007-64, Class FB, 5.51%, 7/25/2037 (a)	121	120
Series 2007-106, Class A7, 6.06%, 10/25/2037 (a)	28	29
Series 2003-7, Class A1, 6.50%, 12/25/2042	146	150
FNMA, STRIPS
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	5	5
Series 293, Class 1, PO, 12/25/2024	10	10
Series 285, Class 1, PO, 2/25/2027	1	1
Series 331, Class 13, IO, 7.00%, 11/25/2032	79	12
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	34	5
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	74	9
Series 356, Class 3, IO, 5.00%, 1/25/2035	93	13
Series 365, Class 8, IO, 5.50%, 5/25/2036	120	25
Series 373, Class 1, PO, 7/25/2036	758	641
Series 374, Class 5, IO, 5.50%, 8/25/2036	45	8
Series 393, Class 6, IO, 5.50%, 4/25/2037	18	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	105	20
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.60%, 6/19/2035 (a)	181	167
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	31	31
Series 2001-35, Class SA, IF, IO, 3.14%, 8/16/2031 (a)	26	—
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	134	3
Series 2010-41, Class WA, 5.83%, 10/20/2033 (a)	473	481
Series 2003-112, Class SA, IF, IO, 6.04%, 12/16/2033 (a)	161	3
Series 2004-28, Class S, IF, 5.62%, 4/16/2034 (a)	40	42
Series 2004-46, Class AO, PO, 6/20/2034	58	49
Series 2010-103, Class WA, 5.68%, 8/20/2034 (a)	250	254
Series 2004-73, Class JL, IF, IO, 1.44%, 9/16/2034 (a)	556	45
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	12	13
Series 2004-90, Class SI, IF, IO, 0.95%, 10/20/2034 (a)	172	8

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-68, Class DP, IF, 4.13%, 6/17/2035 (a)	39	40
Series 2010-14, Class CO, PO, 8/20/2035	376	326
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	495	62
Series 2005-68, Class KI, IF, IO, 1.15%, 9/20/2035 (a)	310	25
Series 2005-72, Class AZ, 5.50%, 9/20/2035	293	295
Series 2005-85, IO, 5.50%, 11/16/2035	129	13
Series 2010-14, Class BO, PO, 11/20/2035	65	53
Series 2006-16, Class OP, PO, 3/20/2036	56	49
Series 2006-22, Class AO, PO, 5/20/2036	39	36
Series 2006-38, Class SW, IF, IO, 1.35%, 6/20/2036 (a)	4	—
Series 2006-34, PO, 7/20/2036	32	28
Series 2006-59, Class SD, IF, IO, 1.55%, 10/20/2036 (a)	49	3
Series 2011-22, Class WA, 5.87%, 2/20/2037 (a)	722	738
Series 2007-57, PO, 3/20/2037	50	48
Series 2007-17, Class JO, PO, 4/16/2037	45	38
Series 2007-17, Class JI, IF, IO, 1.70%, 4/16/2037 (a)	329	29
Series 2010-129, Class AW, 5.91%, 4/20/2037 (a)	252	258
Series 2007-31, Class AO, PO, 5/16/2037	275	228
Series 2007-25, Class FN, 5.41%, 5/16/2037 (a)	39	39
Series 2007-28, Class BO, PO, 5/20/2037	7	6
Series 2007-26, Class SC, IF, IO, 1.05%, 5/20/2037 (a)	147	5
Series 2007-36, Class HO, PO, 6/16/2037	7	7
Series 2007-36, Class SE, IF, IO, 1.36%, 6/16/2037 (a)	149	5
Series 2007-36, Class SG, IF, IO, 1.32%, 6/20/2037 (a)	213	7
Series 2007-45, Class QA, IF, IO, 1.49%, 7/20/2037 (a)	68	3
Series 2007-40, Class SD, IF, IO, 1.60%, 7/20/2037 (a)	168	9
Series 2007-42, Class SB, IF, IO, 1.60%, 7/20/2037 (a)	163	7
Series 2007-53, Class SW, IF, 4.76%, 9/20/2037 (a)	20	21
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	—	—
Series 2009-79, Class OK, PO, 11/16/2037	103	88
Series 2007-74, Class SL, IF, IO, 1.43%, 11/16/2037 (a)	484	17
Series 2007-76, Class SA, IF, IO, 1.38%, 11/20/2037 (a)	136	4
Series 2007-79, Class SY, IF, IO, 1.40%, 12/20/2037 (a)	183	6
Series 2008-2, Class MS, IF, IO, 2.05%, 1/16/2038 (a)	91	8
Series 2008-1, PO, 1/20/2038	22	19
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	220	227
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	287	27
Series 2008-10, Class S, IF, IO, 0.68%, 2/20/2038 (a)	74	2
Series 2009-106, Class ST, IF, IO, 0.85%, 2/20/2038 (a)	426	19
Series 2008-33, Class XS, IF, IO, 2.59%, 4/16/2038 (a)	77	4
Series 2008-36, Class SH, IF, IO, 1.15%, 4/20/2038 (a)	158	—
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	1,814	1,874
Series 2008-40, Class SA, IF, IO, 1.29%, 5/16/2038 (a)	608	35
Series 2008-55, Class SA, IF, IO, 1.05%, 6/20/2038 (a)	80	2
Series 2008-62, Class SA, IF, IO, 1.00%, 7/20/2038 (a)	465	6
Series 2008-71, Class SC, IF, IO, 0.85%, 8/20/2038 (a)	28	1
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	326	331
Series 2009-25, Class SE, IF, IO, 2.45%, 9/20/2038 (a)	75	3

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-97, Class WA, 6.12%, 11/20/2038 (a)	647	669
Series 2008-93, Class AS, IF, IO, 0.55%, 12/20/2038 (a)	130	6
Series 2008-96, Class SL, IF, IO, 0.85%, 12/20/2038 (a)	92	2
Series 2008-95, Class DS, IF, IO, 2.15%, 12/20/2038 (a)	303	12
Series 2011-163, Class WA, 5.89%, 12/20/2038 (a)	785	807
Series 2009-6, Class SA, IF, IO, 0.99%, 2/16/2039 (a)	83	—
Series 2009-10, Class SA, IF, IO, 0.80%, 2/20/2039 (a)	163	7
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	500	35
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	111	13
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	131	15
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	38	4
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	88	11
Series 2009-43, Class SA, IF, IO, 0.80%, 6/20/2039 (a)	108	3
Series 2009-42, Class SC, IF, IO, 0.93%, 6/20/2039 (a)	200	13
Series 2009-64, Class SN, IF, IO, 0.99%, 7/16/2039 (a)	147	8
Series 2009-54, Class JZ, 5.50%, 7/20/2039	819	838
Series 2009-67, Class SA, IF, IO, 0.94%, 8/16/2039 (a)	146	10
Series 2009-72, Class SM, IF, IO, 1.14%, 8/16/2039 (a)	281	17
Series 2009-104, Class AB, 7.00%, 8/16/2039	68	68
Series 2009-106, Class AS, IF, IO, 1.29%, 11/16/2039 (a)	353	28
Series 2015-91, Class W, 5.25%, 5/20/2040 (a)	659	666
Series 2013-75, Class WA, 5.11%, 6/20/2040 (a)	329	330
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	1,065	1,105
Series 2010-130, Class CP, 7.00%, 10/16/2040	217	230
Series 2010-157, Class OP, PO, 12/20/2040	519	435
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	4,898	4,707
Series 2011-100, Class MY, 4.00%, 7/20/2041	909	885
Series 2012-24, Class WA, 5.57%, 7/20/2041 (a)	1,640	1,673
Series 2013-26, Class AK, 4.69%, 9/20/2041 (a)	748	744
Series 2014-188, Class W, 4.56%, 10/20/2041 (a)	695	683
Series 2012-141, Class WA, 4.52%, 11/16/2041 (a)	2,359	2,317
Series 2012-141, Class WC, 3.71%, 1/20/2042 (a)	1,168	1,118
Series 2012-141, Class WB, 4.02%, 9/16/2042 (a)	1,802	1,743
Series 2012-138, Class PT, 3.99%, 11/16/2042 (a)	1,955	1,889
Series 2013-54, Class WA, 4.89%, 11/20/2042 (a)	1,189	1,183
Series 2017-99, Class PT, 6.01%, 8/20/2044 (a)	732	759
Series 2021-103, Class WA, 4.27%, 6/20/2045 (a)	3,755	3,655
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,870	1,793
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,376	1,326
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,772	229
Series 2019-31, Class TS, IF, IO, 0.90%, 3/20/2049 (a)	17,515	1,172
Series 2019-111, IO, 5.00%, 4/20/2049	5,926	922
Series 2019-65, Class ST, IF, IO, 0.90%, 5/20/2049 (a)	8,185	660
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	3,797	431
Series 2019-112, Class GS, IF, IO, 0.92%, 9/20/2049 (a)	2,035	200
Series 2019-112, Class SG, IF, IO, 0.95%, 9/20/2049 (a)	2,866	229
Series 2023-43, Class B, 4.00%, 12/20/2049	18,872	18,093
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	5,624	861

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	21,607	3,311
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	10,486	1,805
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	10,788	1,991
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	14,294	2,512
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	21,740	3,014
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	11,326	1,700
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,236	2,981
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	17,636	2,646
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	24,151	3,317
Series 2020-149, Class SH, IF, IO, 0.00%, 10/20/2050 (a)	21,601	719
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	18,645	565
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	24,188	3,327
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	14,139	2,305
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	21,210	2,373
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	14,646	1,887
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	10,503	1,835
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,196	719
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,996	3,787
Series 2012-H24, Class FG, 5.29%, 4/20/2060 (a)	17	17
Series 2013-H03, Class FA, 5.16%, 8/20/2060 (a)	2	2
Series 2013-H05, Class FB, 4.96%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 3.95%, 4/20/2062 (a)	7	7
Series 2013-H02, Class HF, 5.09%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 5.18%, 1/20/2063 (a)	735	727
Series 2013-H04, Class SA, 5.28%, 2/20/2063 (a)	1,446	1,430
Series 2013-H08, Class BF, 5.26%, 3/20/2063 (a)	501	495
Series 2013-H07, Class HA, 5.27%, 3/20/2063 (a)	1,399	1,387
Series 2013-H09, Class HA, 1.65%, 4/20/2063	31	29
Series 2016-H11, Class FD, 4.87%, 5/20/2066 (a)	1,280	1,268
Series 2016-H13, Class FD, 5.03%, 5/20/2066 (a)	1,724	1,717
Series 2016-H13, Class FT, 5.44%, 5/20/2066 (a)	497	495
Series 2016-H16, Class FC, 3.16%, 7/20/2066 (a)	3,921	3,891
Series 2016-H26, Class FC, 5.86%, 12/20/2066 (a)	921	917
Series 2017-H05, Class FC, 5.15%, 2/20/2067 (a)	956	944
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (a)	3,848	195
Series 2017-H11, Class XI, IO, 2.68%, 5/20/2067 (a)	10,023	452
Series 2017-H14, Class XI, IO, 1.25%, 6/20/2067 (a)	4,365	168
Series 2017-H14, Class AI, IO, 1.78%, 6/20/2067 (a)	4,979	318
Series 2020-H11, Class GI, IO, 3.32%, 7/20/2067 (a)	4,027	154
Series 2017-H16, Class F, 3.61%, 8/20/2067 (a)	2,422	2,384
Series 2017-H17, Class FQ, 3.98%, 9/20/2067 (a)	3,125	3,083
Series 2017-H25, Class HI, IO, 2.10%, 10/20/2067 (a)	15,913	369
Series 2018-H04, Class FE, 5.38%, 2/20/2068 (a)	1,122	1,100
Series 2018-H13, Class DF, 3.58%, 7/20/2068 (a)	3,278	3,220
Series 2018-H18, Class AI, IO, 0.01%, 9/20/2068 (a)	50,716	3,099
Series 2019-H09, Class IB, IO, 1.79%, 4/20/2069 (a)	8,868	120
Series 2019-H14, Class IE, IO, 1.31%, 5/20/2069 (a)	25,304	161
Series 2019-H10, Class IB, IO, 2.09%, 5/20/2069 (a)	13,451	241

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-H12, Class JI, IO, 2.08%, 7/20/2069 (a)	13,116	273
Series 2019-H14, Class KI, IO, 2.32%, 7/20/2069 (a)	8,995	217
Series 2019-H15, Class IJ, IO, 2.30%, 8/20/2069 (a)	10,403	394
Series 2019-H18, Class CI, IO, 0.03%, 10/20/2069 (a)	21,785	1,349
Series 2019-H18, Class KI, IO, 2.40%, 11/20/2069 (a)	10,839	257
Series 2020-H02, Class DI, IO, 2.32%, 12/20/2069 (a)	12,843	376
Series 2020-H05, IO, 0.03%, 3/20/2070 (a)	21,262	1,405
Series 2020-H07, Class DI, IO, 0.01%, 4/20/2070 (a)	27,895	1,446
Series 2020-H09, Class IE, IO, 0.00%, 5/20/2070 (a)	8,974	374
Series 2020-H17, Class IK, IO, 0.01%, 10/20/2070 (a)	41,622	2,364
Series 2020-H17, Class IJ, IO, 0.03%, 10/20/2070 (a)	10,575	475
Series 2021-H01, Class AI, IO, 0.01%, 11/20/2070 (a)	82,564	4,789
Series 2021-H01, Class DI, IO, 0.01%, 12/20/2070 (a)	27,046	1,998
Series 2020-H22, Class IH, IO, 0.02%, 12/20/2070 (a)	10,886	540
Series 2020-H22, Class JI, IO, 0.02%, 12/20/2070 (a)	116,810	5,822
Series 2021-H02, Class HI, IO, 0.00%, 1/20/2071 (a)	47,119	1,231
Series 2021-H02, Class IJ, IO, 0.02%, 1/20/2071 (a)	118,501	5,891
Series 2021-H02, Class JI, IO, 1.08%, 1/20/2071 (a)	26,841	1,175
Series 2021-H02, Class IH, IO, 1.18%, 1/20/2071 (a)	17,284	818
Series 2021-H02, Class TF, 4.59%, 1/20/2071 (a)	9,624	9,645
Series 2021-H03, Class PI, IO, 0.01%, 2/20/2071 (a)	33,641	1,663
Series 2021-H05, Class IQ, IO, 0.01%, 2/20/2071 (a)	83,085	2,922
Series 2021-H03, Class IE, IO, 0.02%, 2/20/2071 (a)	8,897	303
Series 2021-H03, Class IP, IO, 0.02%, 2/20/2071 (a)	39,354	1,801
Series 2021-H03, Class IN, IO, 1.04%, 2/20/2071 (a)	50,862	2,254
Series 2021-H03, Class NI, IO, 1.17%, 2/20/2071 (a)	27,539	1,259
Series 2021-H03, Class TI, IO, 1.22%, 2/20/2071 (a)	34,997	1,925
Series 2021-H05, Class QI, IO, 0.83%, 3/20/2071 (a)	114,822	2,910
Series 2021-H06, Class IA, IO, 0.87%, 3/20/2071 (a)	18,381	545
Series 2021-H06, Class QI, IO, 0.75%, 4/20/2071 (a)	42,321	1,129
Series 2021-H06, IO, 1.22%, 4/20/2071 (a)	76,265	1,765
Series 2021-H14, Class IY, IO, 0.50%, 9/20/2071 (a)	71,147	1,653
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	905	864
Grene 2023senrs, 5.50%, 1/17/2061 ‡	3,337	3,337
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	164	150
Series 2004-4, Class 1AF, 5.54%, 6/25/2034 (a) (c)	90	79
Series 2005-RP2, Class 1AF, 5.49%, 3/25/2035 (a) (c)	164	143
Series 2005-RP3, Class 1AS, IO, 0.00%, 9/25/2035 (a) (c)	512	8
Series 2005-RP3, Class 1AF, 5.49%, 9/25/2035 (a) (c)	1,126	951
Series 2006-RP2, Class 1AS2, IF, IO, 1.01%, 4/25/2036 ‡ (a) (c)	972	54
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	96	96
Series 2003-13, Class 1A1, 4.17%, 10/25/2033 (a)	22	22
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	4	4
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	121	119
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	145	144
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	32	31

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (a)	25	23
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	240	231
Series 2006-1F, Class 1AP, PO, 2/25/2036	46	28
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,186	607
Hillcrest, 4.48%, 6/1/2030 ‡ (b)	4,950	4,957
Home RE Ltd. (Bermuda) Series 2021-2, Class M1B, 6.57%, 1/25/2034 (a) (c)	2,728	2,714
Impac CMB Trust Series 2005-2, Class 2M1, 5.92%, 4/25/2035 (a)	29	26
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	169	175
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.43%, 3/25/2036 (a)	72	50
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 4.19%, 11/25/2033 (a)	68	65
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (a)	123	118
Series 2004-A3, Class 4A1, 4.55%, 7/25/2034 (a)	6	6
Series 2006-A3, Class 6A1, 4.02%, 8/25/2034 (a)	35	33
Series 2006-A2, Class 4A1, 4.16%, 8/25/2034 (a)	130	130
Series 2004-A4, Class 1A1, 3.94%, 9/25/2034 (a)	17	15
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4	4
Series 2005-A1, Class 3A4, 4.12%, 2/25/2035 (a)	78	74
Series 2007-A1, Class 5A2, 4.05%, 7/25/2035 (a)	48	46
Kingstonpointe, 0.00%, 12/1/2028 (b)	18,000	17,823
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (d)	3,827	3,597
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.89%, 4/25/2036 (a)	194	128
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	41	33
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	323	113
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (c)	3,281	3,218
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (a)	35	33
Series 2004-3, Class 4A2, 3.46%, 4/25/2034 (a)	27	24
Series 2004-4, Class 2A1, 3.81%, 5/25/2034 (a)	15	14
Series 2004-13, Class 3A7, 4.14%, 11/21/2034 (a)	177	166
Series 2004-15, Class 3A1, 4.44%, 12/25/2034 (a)	30	28
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	100	99
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	36	34
Series 2004-1, Class 30, PO, 2/25/2034	33	22
Series 2004-3, Class 30, PO, 4/25/2034	67	47
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	33	5
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	78	78
Series 2004-5, Class 30, PO, 6/25/2034	90	62
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	23	3
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	35	5
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	344	331
Series 2004-7, Class 30, PO, 8/25/2034	20	15
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	84	10
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	674	103

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	— (e)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	37	35
Series 2004-P7, Class A6, 5.50%, 12/27/2033 ‡ (c)	43	36
Series 2004-1, Class 30, PO, 2/25/2034	5	3
Series 2004-3, PO, 3/25/2034	1	— (e)
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.49%, 5/25/2035 (a) (c)	1,138	590
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	45	27
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 6.10%, 3/25/2028 (a)	29	27
Series 2003-E, Class A1, 5.76%, 10/25/2028 (a)	153	142
Series 2003-F, Class A1, 5.78%, 10/25/2028 (a)	187	175
Series 2004-D, Class A2, 6.00%, 9/25/2029 (a)	105	99
Series 2004-E, Class A2A, 5.84%, 11/25/2029 (a)	41	39
Series 2003-A5, Class 2A6, 4.07%, 8/25/2033 (a)	59	55
Series 2004-A4, Class A2, 3.99%, 8/25/2034 (a)	120	111
Series 2004-1, Class 2A1, 3.88%, 12/25/2034 (a)	94	88
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 5.31%, 7/25/2033 (a)	33	30
Series 2005-A1, Class 3A, 4.05%, 12/25/2034 (a)	14	14
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 ‡ (a) (c)	7,288	6,594
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	157	154
MortgageIT Trust Series 2005-5, Class A1, 5.66%, 12/25/2035 (a)	25	24
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	169	149
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23	23
Series 2003-A1, Class A1, 5.50%, 5/25/2033	5	4
Series 2003-A1, Class A2, 6.00%, 5/25/2033	10	10
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	100	95
Series 2005-4, Class 2, PO, 10/25/2035	47	35
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	9,755	9,186
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	4,380	4,146
RALI Trust
Series 2002-QS16, Class A3, IF, 5.88%, 10/25/2017 ‡ (a)	—	—
Series 2003-QS12, Class A2A, IF, IO, 2.46%, 6/25/2018 ‡ (a)	—	— (e)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	— (e)
Series 2004-QA4, Class NB3, 4.70%, 9/25/2034 (a)	74	68
Series 2004-QA6, Class NB2, 3.67%, 12/26/2034 (a)	35	31
Series 2005-QA6, Class A32, 5.50%, 5/25/2035 (a)	480	287
Series 2005-QA10, Class A31, 4.64%, 9/25/2035 (a)	56	37
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	103	81
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	85	84
Series 2004-IP2, Class 1A1, 4.66%, 12/25/2034 (a)	225	226
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	462	89
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	178	99

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300	2,704
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	12,842	12,112
Series 2017-4, Class M60C, 3.50%, 6/25/2057	13,080	12,314
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,431	2,210
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	9,060	8,614
Series 2018-2, Class M55D, 4.00%, 11/25/2057	10,465	9,952
Series 2019-1, Class M55D, 4.00%, 7/25/2058	3,075	2,924
Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,674	3,495
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,405	2,287
Series 2020-1, Class M55G, 3.00%, 8/25/2059	4,116	3,772
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	6,499	5,846
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,050	1,403
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,137	7,711
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 5.91%, 4/20/2033 (a)	124	113
Series 2004-8, Class A1, 5.65%, 9/20/2034 (a)	264	232
Series 2004-8, Class A2, 5.92%, 9/20/2034 (a)	226	208
Series 2004-9, Class A1, 5.83%, 10/20/2034 (a)	509	449
Series 2004-10, Class A1A, 5.77%, 11/20/2034 (a)	198	181
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.79%, 10/19/2034 (a)	245	228
Series 2005-AR5, Class A3, 5.63%, 7/19/2035 (a)	488	442
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 4.80%, 11/25/2033 (a)	41	41
Series 2003-37A, Class 2A, 4.47%, 12/25/2033 (a)	415	389
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.78%, 9/25/2043 (a)	19	18
Series 2004-1, Class II2A, 2.62%, 3/25/2044 (a)	13	13
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	3,713	3,456
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550	6,340
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	14,349	11,892
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	9,544
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (c)	498	497
Two Harbors Msr Frn, 7.55%, 4/15/2024 ‡	8,000	8,000
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	91	91
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	64	65
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	33	33
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	74	76
Series 1998-1, Class 2E, 7.00%, 3/15/2028	63	64
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	119	118
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	33	31
Series 2003-AR7, Class A7, 3.87%, 8/25/2033 (a)	114	105
Series 2003-AR8, Class A, 4.16%, 8/25/2033 (a)	85	81
Series 2003-AR9, Class 1A6, 4.16%, 9/25/2033 (a)	316	292

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-AR9, Class 2A, 4.16%, 9/25/2033 (a)	39	35
Series 2003-S9, Class P, PO, 10/25/2033	4	3
Series 2003-AR11, Class A6, 4.22%, 10/25/2033 (a)	220	204
Series 2003-S9, Class A8, 5.25%, 10/25/2033	228	220
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (a)	17	16
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (a)	118	107
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	267	263
Series 2006-AR10, Class 2P, 3.59%, 9/25/2036 (a)	28	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	31	28
Series 2005-2, Class 1A4, IF, IO, 0.00%, 4/25/2035 (a)	1,666	63
Series 2005-4, Class CB7, 5.50%, 6/25/2035	213	190
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	143	121
Series 2005-11, Class A4, IF, IO, 0.00%, 1/25/2036 (a)	2,549	99
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	127	128
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 4.52%, 10/25/2034 (a)	186	176
Series 2007-7, Class A7, 6.00%, 6/25/2037	81	71
Total Collateralized Mortgage Obligations (Cost $661,205)		588,335
Asset-Backed Securities — 13.8%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	1,073	1,029
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	6,029	5,394
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 5.94%, 12/18/2037 (a) (c)	4,020	3,855
Series 2021-FL4, Class B, 6.51%, 12/18/2037 (a) (c)	2,000	1,864
American Homes 4 Rent Trust
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (c)	4,085	4,008
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (c)	1,500	1,476
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (c)	1,570	1,533
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (c)	3,650	3,564
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (c)	3,172	3,137
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (c)	4,390	4,252
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (c)	3,975	3,898
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (c)	3,100	2,991
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (c)	4,200	4,124
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (c)	310	282
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (c)	6,200	5,573
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (c)	4,000	3,581
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	200	179
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181	7,106
Bridge Trust
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (c)	4,000	3,746
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (c)	5,000	4,774
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	5,912	5,599
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	3,637	3,528

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (c)	2,669	2,596
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,131	971
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 (c)	11,500	10,734
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	2,910	2,505
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000	1,498
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	7,701	6,824
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	433	404
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (d)	258	246
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (d)	158	153
CoreVest American Finance Trust
Series 2017-2, Class M, 5.38%, 12/25/2027 (a) (c)	2,200	2,049
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	4,724	4,268
Series 2019-3, Class XB, IO, 1.40%, 10/15/2052 (a) (c)	27,000	1,808
Series 2019-3, Class XA, IO, 2.04%, 10/15/2052 (a) (c)	12,912	329
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	1,685	1,589
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	3,889	3,484
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032 (c)	1,174	1,117
Series 2019-1A, Class B, 3.53%, 2/20/2032 (c)	979	933
Series 2019-1A, Class C, 4.02%, 2/20/2032 (c)	962	911
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	3,703	3,405
Series 2021-1A, Class B, 2.05%, 11/21/2033 (c)	1,979	1,809
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	3,370	3,072
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,384	1,149
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (c)	294	276
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (c)	10,000	9,122
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	2,000	1,695
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (c)	11,712	10,939
Series 2022-SFR1, Class E2, 5.00%, 5/17/2039 (c)	5,235	4,754
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	3,000	2,650
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 (a) (c)	15,000	14,250
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	12,550	11,329
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	11,250	9,694
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	13,222	11,387
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	1,850	1,430
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	12,900	12,047
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	7,870
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357	3,183
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	6	6
Freedom Frn Series 2021-SAVF1, 4.90%, 3/22/2024 ‡ (a)	5,575	5,433
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,630	1,363
Series 2023-1A, 5.90%, 1/17/2061 ‡ (c)	6,174	5,864

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	229	203
Harvest SBA Loan Trust Series 2021-1, Class A, 7.14%, 4/25/2048 ‡ (a) (c)	3,302	3,247
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	669	597
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	430	414
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	540	498
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	16	14
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	649	586
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	411	364
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	1,300	1,168
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	1,300	1,193
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	613	559
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	918	805
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	1,699	1,607
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	4,556	4,401
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	1,729	1,665
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 (c)	1,637	1,494
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,687	3,369
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,466	3,075
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.00%, 9/25/2026 (a) (c)	48	—
Series 2012-4, Class A, IO, 0.75%, 9/25/2037 (a) (c)	2,799	59
Series 2012-6, Class A, IO, 0.57%, 5/25/2039 (a) (c)	2,539	31
Series 2015-2, Class A, IO, 3.02%, 7/25/2041 (a) (c)	453	47
LFT CRE Ltd. Series 2021-FL1, Class C, 7.06%, 6/15/2039 (a) (c)	8,000	7,225
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 5.89%, 2/25/2034 (a)	262	250
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	30,070	211
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	939	917
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	996	922
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	664	625
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	7,371	7,299
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	2,083	1,889
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	3,417	3,096
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	4,276	4,331
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (d)	153	145
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (c)	4,442	4,239
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152	5,255
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	5,127	4,748
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	9,352	8,436
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	9,642	8,660
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	6,044	5,378
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	11,638	10,551
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	5,745	5,315
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038 (c)	1,778	1,673

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pagaya AI Technology in Housing Trust Series 2022-1, Class C, 4.25%, 8/25/2025 (c)	6,635	6,200
PFP Ltd. (Cayman Islands) Series 2021-7, Class B, 6.51%, 4/14/2038 (a) (c)	7,100	6,685
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (c)	9,752	9,002
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (c) (d)	5,590	5,302
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (c) (d)	3,334	3,120
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (c) (d)	3,672	3,424
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (c)	4,000	3,478
Series 2021-SFR4, Class E1, 2.41%, 5/17/2038 (c)	2,000	1,721
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 (c)	3,458	2,961
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	9,000	8,214
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 (c)	7,700	6,921
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 (c)	12,690	12,071
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 (c)	1,325	1,255
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (c)	6,390	5,947
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	3,000	2,643
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (c)	9,550	8,379
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775	5,794
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000	5,109
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555	4,143
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870	10,952
Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (c)	5,009	4,720
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	479	137
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	295	259
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	124	115
Repo Buyer RRI Trust, Zero Coupon, 4/14/2055 ‡	2,684	2,389
RMIP Series 2019-1B, Zero Coupon, 8/25/2023 ‡	508	500
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (d)	55	44
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035 (c)	134	131
Series 2019-1A, Class C, 3.77%, 1/20/2036 (c)	540	517
Series 2019-3A, Class B, 2.75%, 8/20/2036 (c)	1,648	1,552
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	3,354	3,096
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	2,130	1,958
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	5,205	5,257
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	4,106	4,025
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	20	18
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	127	66
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669	5,352
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (c) (d)	5,059	4,825
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (d)	3,503	3,318
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (c) (d)	8,392	7,636
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,998	9,949

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (c) (d)	10,000	9,194
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (c) (d)	1,471	1,356
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (d)	10,150	9,229
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (c) (d)	9,073	8,263
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (d)	12,091	11,209
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (c) (d)	8,737	7,990
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (c) (d)	3,635	3,412
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (d)	7,106	6,706
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (c)	261	252
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (c)	1,279	1,231
Series 2019-AA, Class C, 3.34%, 6/15/2038 (c)	1,265	1,212
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (c)	1,171	1,154
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	2,383	2,241
Total Asset-Backed Securities (Cost $613,140)		579,834
Commercial Mortgage-Backed Securities — 8.7%
ACR Series TL-2021A3.75%, 11/15/2026 ‡ (c)	10,000	8,900
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C, 3.60%, 4/14/2033 (a) (c)	4,461	4,046
Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (c)	2,500	1,747
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045 ‡ (c)	1,851	1,842
Series 2014-FRR8, Class A, 2.16%, 11/26/2047 (a) (c)	8,915	8,203
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (c)	4,100	3,832
Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (c)	3,575	3,205
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000	4,506
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.09%, 2/28/2025 (a) (c)	10,000	9,038
CCH I Series 2021-1 A, Class A, 5.13%, 12/15/2027 ‡ (c)	8,074	7,550
Commercial Mortgage Trust
Series 2020-SBX, Class D, 2.32%, 1/10/2038 (a) (c)	4,000	3,272
Series 2013-CR9, Class XB, IO, 0.21%, 7/10/2045 (a) (c)	117,097	969
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	7,100	6,089
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700	1,224
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	638	593
FHLMC, Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	56,368	6,974
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.97%, 1/25/2051 (a) (c)	5,313	5,080
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025 (a)	43,828	918
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	44,469	1,194
Series K065, Class AM, 3.33%, 5/25/2027	993	951
Series K740, Class XAM, IO, 1.11%, 10/25/2027 (a)	33,000	1,358
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	3,930
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (a)	53,095	3,254
Series K128, Class XAM, IO, 0.73%, 3/25/2031 (a)	26,300	1,251

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K137, Class AM, 1.98%, 12/25/2031 (a)	12,500	10,315
Series K-1518, Class X1, IO, 0.87%, 10/25/2035 (a)	128,203	9,025
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (a)	98,074	3,940
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	390	383
Series 2015-M7, Class A2, 2.59%, 12/25/2024	780	749
Series 2015-M2, Class A3, 3.01%, 12/25/2024 (a)	1,594	1,540
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (a)	1,424	1,321
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (a)	4,018	3,768
Series 2018-M10, Class A1, 3.36%, 7/25/2028 (a)	210	207
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	4,697	4,420
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (a)	4,066	3,933
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	822	726
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (a)	5,118	349
Series 2020-M11, IO, 1.75%, 1/25/2029 (a)	78,566	5,966
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (a)	1,099	1,016
Series 2020-M39, Class X1, IO, 1.96%, 7/25/2030 (a)	44,881	3,579
Series 2020-M50, Class A1, 0.67%, 10/25/2030	—	—
Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	115
Series 2020-M50, Class X1, IO, 1.83%, 10/25/2030 (a)	1,782	121
Series 2020-M49, Class 1A1, 1.26%, 11/25/2030 (a)	2,491	2,185
Series 2021-M4, Class A1, 0.96%, 2/25/2031	14,890	12,882
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (a)	23,600	19,145
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (a)	1,041	859
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (a)	18,900	15,337
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (a)	3,370	2,794
Series 2022-M10, Class A2, 1.94%, 1/25/2032 (a)	24,000	19,708
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (a)	22,730	18,986
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (a)	2,968	2,861
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (a)	15,000	13,050
Series 2023-M4, Class A1, 3.89%, 6/25/2032 (a)	5,400	5,262
Series 2021-M6, Class A1, 1.49%, 3/25/2033 (a)	4,112	3,794
Series 2021-M12, Class 2A2, 2.13%, 5/25/2033 (a)	5,000	4,077
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	1,750	1,647
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (a)	13,137	1,131
Series 2019-M10, Class X, IO, 0.89%, 5/25/2049 (a)	63,466	3,357
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.58%, 1/25/2026 (a) (c)	2,050	1,722
Series 2019-K736, Class B, 3.76%, 7/25/2026 (a) (c)	6,500	6,152
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (c)	1,626	1,574
Series 2015-K44, Class C, 3.72%, 1/25/2048 (a) (c)	4,095	3,926
Series 2015-K46, Class C, 3.70%, 4/25/2048 (a) (c)	3,000	2,870
Series 2016-K54, Class C, 4.05%, 4/25/2048 (a) (c)	3,691	3,524
Series 2015-K48, Class C, 3.65%, 8/25/2048 (a) (c)	6,175	5,793
Series 2015-K49, Class C, 3.72%, 10/25/2048 (a) (c)	3,000	2,856
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (c)	2,100	2,014
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (c)	1,000	963
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (c)	1,902	1,787

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K65, Class C, 4.08%, 7/25/2050 (a) (c)	3,662	3,432
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (c)	1,240	1,155
Series 2018-K73, Class B, 3.85%, 2/25/2051 (a) (c)	1,150	1,070
Series 2018-K78, Class B, 4.13%, 6/25/2051 (a) (c)	3,284	3,087
Series 2018-K81, Class B, 4.17%, 9/25/2051 (a) (c)	2,000	1,880
Series 2020-K737, Class C, 3.30%, 1/25/2053 (a) (c)	5,000	4,560
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180	3,624
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 1.98%, 12/27/2046 (a) (c)	13,390	12,990
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.55%, 6/12/2043 (a)	291	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,421
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.27%, 4/15/2038 (a) (c)	2,400	2,310
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,578
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000	5,974
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	3,200	3,040
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	2,123	2,016
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500	5,272
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000	5,048
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	96	89
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.52%, 5/10/2063 (a) (c)	1,519	—
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	385	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 6.26%, 2/15/2040 (a) (c)	4,586	4,301
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 3.98%, 3/15/2045 (a) (c)	750	517
Total Commercial Mortgage-Backed Securities (Cost $396,979)		369,019
U.S. Treasury Obligations — 6.1%
U.S. Treasury Bonds
3.50%, 2/15/2039	28,000	27,062
1.13%, 5/15/2040	73,000	47,441
3.88%, 8/15/2040	15,000	15,010
2.38%, 2/15/2042	107,500	84,077
3.38%, 8/15/2042	10,000	9,137
3.88%, 2/15/2043	8,000	7,852
2.25%, 2/15/2052	25,000	18,031
3.63%, 2/15/2053	17,000	16,328
U.S. Treasury Notes
2.88%, 5/15/2032 (f)	15,500	14,582
3.38%, 5/15/2033	20,000	19,572
U.S. Treasury STRIPS Bonds 8.04%, 11/15/2030 (g)	150	114
Total U.S. Treasury Obligations (Cost $291,219)		259,206

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.7%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (h) (i) (Cost $154,707)	154,670	154,701
Total Investments — 101.4% (Cost $4,652,142)		4,273,848
Liabilities in Excess of Other Assets — (1.4)%		(57,702)
NET ASSETS — 100.0%		4,216,146

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(e)	Value is zero.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of May 31, 2023.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2023.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	738	09/20/2023	USD	84,466	229
U.S. Treasury 10 Year Ultra Note	310	09/20/2023	USD	37,350	193
U.S. Treasury 5 Year Note	2,044	09/29/2023	USD	222,908	20
					442

Abbreviations
USD	United States Dollar

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$529,730	$50,104	$579,834
Collateralized Mortgage Obligations	—	519,763	68,572	588,335
Commercial Mortgage-Backed Securities	—	347,687	21,332	369,019
Mortgage-Backed Securities	—	2,294,887	27,866	2,322,753
U.S. Treasury Obligations	—	259,206	—	259,206
Short-Term Investments
Investment Companies	154,701	—	—	154,701
Total Investments in Securities	$154,701	$3,951,273	$167,874	$4,273,848
Appreciation in Other Financial Instruments
Futures Contracts	$442	$—	$—	$442
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$73,167	$— (b)	$87	$(18)	$6,098	$(21,709)	$—	$(14,352)	$6,831	$50,104
Collateralized Mortgage Obligations	59,308	—	127	10	23,975	(8,272)	4,068	(3,813)	(6,831)	68,572
Commercial Mortgage-Backed Securities	24,498	—	(564)	(1)	48	(2,649)	—	—	—	21,332
Mortgage-Backed Securities	—	—	(264)	—	28,130	—	—	—	—	27,866
Total	$156,973	$— (b)	$(614)	$(9)	$58,251	$(32,630)	$4,068	$(18,165)	$—	$167,874

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(1,037).
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$21,525	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 12.00% (7.13%)
			Yield (Discount Rate of Cash Flows)	4.11% - 11.35% (6.99%)

Asset-Backed Securities	21,525

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	45,650	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (30.87%)
			Constant Default Rate	0.00% - 2.99% (0.00%)
			Yield (Discount Rate of Cash Flows)	6.88% - 10.00% (8.05%)

Collateralized Mortgage Obligations	45,650
	16,450	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.26% - 9.26% (8.80%)

Commercial Mortgage-Backed Securities	16,450
Total	$83,625

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At May 31 2023, the value of these investments was $84,249. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$149,512	$557,496	$552,245	$(28)	$(34)	$154,701	154,670	$1,889	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.